As filed with the Securities and Exchange Commission on October 3, 2007
                       1933 Act Registration No. 2-11357
                      1940 Act Registration No. 811-00582

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
      Pre-Effective Amendment No.  [   ]   [   ]
      Post-Effective Amendment No. [128]   [ X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]
      Amendment No.                [83]    [ X ]

                        (Check appropriate box or boxes)


                         NEUBERGER BERMAN EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                         Neuberger Berman Equity Funds
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180

                    (Name and Address of Agent for Service)

                                With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C.  20006-1600
                      ___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)

___  on _________________ pursuant to paragraph (b)

___  60 days after filing pursuant to paragraph (a)(1)

___  on _________________ pursuant to paragraph (a)(1)

 X   75 days after filing pursuant to paragraph (a)(2)
---
___  on _________________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Class A, Class C and Institutional Class Shares of Neuberger Berman Large Cap Disciplined Growth Fund and Neuberger Berman Select Equities Fund.

                         NEUBERGER BERMAN EQUITY FUNDS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 128 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 128 on Form N-1A

Part A -  Class A and Class C Prospectus
          Institutional Class Prospectus

Part B -  Statement of Additional Information

Part C -  Other Information

Signature Pages

Exhibits
























This filing is intended to affect the Registration Statement only with respect to the series designated Neuberger Berman Large Cap Disciplined Growth Fund and Neuberger Berman Select Equities Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.


                             Subject to Completion
                Preliminary Prospectus Dated [December __, 2007]


                                             ==============================
                                     [LOGO]     NEUBERGER BERMAN
                                                A Lehman Brothers Company
                                             ==============================



Neuberger Berman
EQUITY FUNDS




                                           CLASS A AND C SHARES
                                           Large Cap Disciplined Growth Fund
                                           Select Equities Fund





PROSPECTUS [December __, 2007]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman

CONTENTS


      EQUITY FUNDS

      Large Cap Disciplined Growth Fund.........

      Select Equities Fund......................


      YOUR INVESTMENT

      Share Prices..............................

      Privileges and Services...................

      Distributions and Taxes...................

      Maintaining Your Account..................

      Grandfathered Investors...................

      Choosing a Share Class....................

      Sales Charges.............................

      Sales Charge Reductions and Waivers.......

      Market Timing Policy......................

      Portfolio Holdings Policy.................

      Fund Structure............................

      Related Performance.......................


THESE FUNDS:

o are multiple class funds and Class A and C shares are only available through investment providers
o  are designed for investors with long-term goals in mind
o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities

THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
LARGE CAP DISCIPLINED GROWTH FUND

GOAL & STRATEGY
THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests at least 80% of its assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

o  new product development;
o  management changes;
o  demographic shifts;
o  regulatory changes; and
o  mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund's portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

o  an expected catalyst does not materialize;
o  a catalyst's impact is below expectations;
o  the fundamental picture for the company or industry deteriorates;
o  more attractive alternatives are available at better valuation levels;
o  we believe the stock has become fully valued; and
o  it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers' sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund's portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its assets in common stock of large-capitalization companies without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

                      1 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

[GRAPHIC OMITTED]
LARGE-CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.

COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES CAN BE SLOWER TO RESPOND TO CHANGES AND OPPORTUNITIES. AT THE SAME TIME, THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

                      2 Large Cap Disciplined Growth Fund

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

[GRAPHIC OMMITTED]
OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                      3 Large Cap Disciplined Growth Fund

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.


                      4 Large Cap Disciplined Growth Fund

INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

------------------------------------------------------------------------------------------------------------
FEE TABLE                                                                                 CLASS A    CLASS C
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)                           5.75[1]     None
Maximum sales charge on reinvested dividends                                                 None     None
Maximum contingent deferred sales charge (% of purchase or sale price, whichever          None[2]  1.00[3]
is less)
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees                                                                              0.81     0.81
Distribution (12b-1) fees                                                                    0.25     1.00
Other expenses[4]                                                                           [   ]    [   ]
------------------------------------------------------------------------------------------------------------
Total annual operating expenses                                                             [   ]    [   ]
------------------------------------------------------------------------------------------------------------
Minus : Expense reimbursement                                                               [   ]    [   ]
------------------------------------------------------------------------------------------------------------
Net expenses[5]                                                                              1.20     1.95
------------------------------------------------------------------------------------------------------------

[1] The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See "Sales Charges" for more information.
[2] A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See "Sales Charges" for more information.
[3] The contingent deferred sales charge is eliminated one year after purchase. [4] "Other expenses" are based on estimated amounts for the current fiscal year.
[5] Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2010, so that the total annual operating expenses of each class of the Fund are limited to 1.20% and 1.95% of average net assets, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that each of Class A and Class C will repay NBMI for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20% and 1.95% of the respective class' average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

                                         1 Year 3 Years
 Class A[1]                              $[  ]   $[  ]

 Class C[2] (assuming redemption)        $[  ]   $[  ]

 Class C (assuming no redemption)        $[  ]   $[  ]

[1] Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.
[2]  Reflects a contingent deferred sales charge in the first year.




                      5 Large Cap Disciplined Growth Fund

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[    ] billion in total assets (as of [            ]) and continue an asset
management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to each class of shares of the Fund.

PORTFOLIO MANAGERS

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Senior Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Managers of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.



                      6 Large Cap Disciplined Growth Fund

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.


                      7 Large Cap Disciplined Growth Fund

Neuberger Berman
SELECT EQUITIES FUND

GOAL & STRATEGY
THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $10 billion. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

o  solid growth dynamics;
o  sustainable competitive advantages;
o  strong financial metrics;
o  long-term free cash flow generation;
o  shareholder focus; and
o  insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $10 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers' investment horizon typically ranges from two to five years. The Fund typically will hold between 20-25 stocks at one time and generally will not hold more than 30 stocks. Each stock at the time of purchase generally will not account for more than 8% of the Fund's total assets at the time of purchase.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

[GRAPHIC OMITTED]
MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.

[GRAPHIC OMITTED]
GROWTH AND VALUE INVESTING




                             8 Select Equities Fund

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.




                             9 Select Equities Fund

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

VALUE INVESTING. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

GROWTH INVESTING. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

SECTOR RISK. The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

[GRAPHIC OMITTED]
OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.




                            10 Select Equities Fund

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.






                            11 Select Equities Fund

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.



                            12 Select Equities Fund

INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

-------------------------------------------------------------------------------------------------------------
FEE TABLE                                                                                CLASS A     CLASS C
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)                         5.75[1]       None
Maximum sales charge on reinvested dividends                                               None       None
Maximum contingent deferred sales charge (% of purchase or sale price, whichever        None[2]    1.00[3]
is less)
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees                                                                            0.81       0.81
Distribution (12b-1) fees                                                                  0.25       1.00
Other expenses[4]                                                                         [   ]      [   ]
------------------------------------------------------------------------------------------------------------
Total annual operating expenses                                                           [   ]      [   ]
------------------------------------------------------------------------------------------------------------
Minus : Expense reimbursement                                                             [   ]      [   ]
------------------------------------------------------------------------------------------------------------
Net expenses[5]                                                                            1.20       1.95
------------------------------------------------------------------------------------------------------------

[1] The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See "Sales Charges" for more information.
[2] A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See "Sales Charges" for more information.
[3] The contingent deferred sales charge is eliminated one year after purchase. [4] "Other expenses" are based on estimated amounts for the current fiscal year.
[5] Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2010, so that the total annual operating expenses of each class of the Fund are limited to 1.20% and 1.95% of average net assets, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that each of Class A and Class C will repay NBMI for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20% and 1.95% of the respective class' average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

                                         1 Year   3 Years
 Class A[1]                              $[  ]    $[  ]

 Class C[2] (assuming redemption)        $[  ]    $[  ]

 Class C (assuming no redemption)        $[  ]    $[  ]
[1] Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.
[2]  Reflects a contingent deferred sales charge in the first year.




                            13 Select Equities Fund

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[    ] billion in total assets (as of [            ]) and continue an asset
management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to each class of shares of the Fund.

PORTFOLIO MANAGERS

GERALD KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [
], with responsibility for [                   ].

GARY KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [
], with responsibility for [                   ].

MICHAEL KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [
], with responsibility for [                   ].

RICHARD WERMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception. He has been a
[               ] at Neuberger Berman Management Inc. since [            ], with
responsibility for [                   ].

MINDY SCHWARTZAPFEL is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its
inception.  She has been a [               ] at Neuberger Berman Management Inc.
since [            ], with responsibility for [                   ].

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.



                            14 Select Equities Fund

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.




                            15 Select Equities Fund

NEUBERGER BERMAN
YOUR INVESTMENT

Class A and C shares of the Fund generally are only available through investment providers (see "Maintaining Your Account") and to Grandfathered Investors (as defined below in "Grandfathered Investors").

SHARE PRICES

Because Class A shares of the Fund have an initial sales charge, the price you pay for each Class A share is the offering price which is the Fund's net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of the Fund may be eliminated in certain circumstances. Because Class C shares of the Fund do not have an initial sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share (see "Sales Charges" for more information). Unless a contingent deferred sales charge is applied, the Fund pays you the full share price when you sell shares.

Your investment provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[GRAPHIC OMITTED]
SHARE PRICE CALCULATIONS

THE NET ASSET VALUE PER SHARE OF EACH CLASS OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO SHARES OF THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING FOR THAT CLASS. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR


                               16 Your Investment

BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

If you use an investment provider, consult your investment provider for information about investment services. If you are a Grandfathered Investor, see "Grandfathered Investor" for information about privileges and services.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the distributing Class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED - Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. Fund distributions to Roth IRAs are tax free, if the five year holding period and a qualified distributable event occur. Please refer to the Neuberger Berman Management Inc. Roth IRA Custodial Agreement and Disclosure Statement for more details. Traditional IRAs, SEP- IRAs, SIMPLE -IRAs and other types of qualified retirement plans such as profit sharing plans are tax deferred until withdrawn. For more details on distributions from these types of accounts, refer to the Neuberger Berman Management Inc. Plan Documents.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. However, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends were paid.


                               17 Your Investment

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED - When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[GRAPHIC OMITTED]
TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT FROM US OR YOUR INVESTMENT PROVIDER COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[GRAPHIC OMITTED]
BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE FROM YOU THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700. IF YOU ARE USING AN INVESTMENT PROVIDER, CONSULT YOUR INVESTMENT PROVIDER ABOUT OPENING A CUSTODIAL ACCOUNT.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[GRAPHIC OMITTED]
BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE


                               18 Your Investment

AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTIONS.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

MAINTAINING YOUR ACCOUNT

PURCHASE OF CLASS A AND C SHARES - To open an account and purchase Class A and C shares of the Fund, contact any investment provider authorized to sell the Fund's shares. For Grandfathered Investors, instructions for buying shares are under "Buying Shares." In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus. Contact your investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

You should check with your investment provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy shares. Every purchase order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received payment for the shares. In the case of certain investment providers, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, for Grandfathered Investors, if you have established a systematic investment program
(SIP) with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

PURCHASE MINIMUMS - Your first investment must be at least $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases. Please see the statement of additional information for more information.

PURCHASE MAXIMUMS - For Class C shares, a purchase transaction may not be above $1 million.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales Charges" and the statement of additional information for more information regarding sales charge discounts.

WHEN YOU SELL SHARES - Contact your investment provider to sell shares of the Fund. For Grandfathered Investors, instructions for selling shares are under "Selling Shares." When you sell shares, you will receive the next share price to be calculated after your order has been accepted minus any applicable contingent deferred sales charge. You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to sell shares. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.



                               19 Your Investment

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in money market funds in the fund family that are reinvested in non-money market funds in the fund family will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS - When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

WHEN YOU EXCHANGE SHARES - Generally, you can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund both without a sales charge. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge. Currently, only certain Neuberger Berman funds offer Class A and C shares. There are three things to remember when making an exchange:

o  both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment providers to see if they allow you to take advantage of the fund exchange program and for its policies to effect an exchange.



                               20 Your Investment

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

PLACING ORDERS BY TELEPHONE - If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES - The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Fund reserves the right to:
o  suspend the offering of shares
o  reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o  change, suspend, or revoke the exchange privilege
o  suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o  take orders to purchase or sell Fund shares when the Exchange is closed

[GRAPHIC OMITTED]
MEDALLION SIGNATURE GUARANTEES


                               21 Your Investment

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

[GRAPHIC OMITTED]
INVESTMENT PROVIDERS

THE CLASS A AND C SHARES AVAILABLE IN THIS PROSPECTUS CAN BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). CURRENTLY, ONLY CERTAIN NEUBERGER BERMAN FUNDS OFFER CLASS A AND C SHARES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC OMITTED]
ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

[GRAPHIC OMTITED]
DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, CLASS A AND C PAY THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.25% AND 1.00%, RESPECTIVELY, OF THEIR AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART


                               22 Your Investment

OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

[GRAPHIC OMITTED]
INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

[GRAPHIC OMITTED]
RETIREMENT PLANS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER FOR INFORMATION ON RETIREMENT PLANS OR ACCOUNTS.

[GRAPHIC OMITTED]
ROLLOVERS FROM RETIREMENT PLANS TO IRAS

ASSETS FROM RETIREMENT PLANS MAY BE INVESTED IN CLASS A OR C SHARES THROUGH AN IRA ROLLOVER. ROLLOVERS INVESTED IN CLASS A SHARES FROM RETIREMENT PLANS WILL BE SUBJECT TO APPLICABLE SALES CHARGES AND THE TERMS AND CONDITIONS GENERALLY APPLICABLE TO CLASS A SHARE INVESTMENTS AS DESCRIBED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

[GRAPHIC OMITTED]
INTERNET ACCESS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER ABOUT THE SERVICES AND INFORMATION IT PROVIDES ON THE INTERNET.

GRANDFATHERED INVESTORS

Some of the Neuberger Berman funds offer Investor or Trust Class shares in which members of the general public can directly invest with Neuberger Berman. Investor Class shares are sold with no initial sales charge and no 12b-1 fee (except for Investor Class shares of Lehman Brothers Core Bond Fund which has a 12b-1 fee). Trust Class shares are sold with no initial sales charge but with a 12b-1 fee. In the near future, it is expected that Neuberger Berman will no longer allow members of the general public to directly invest with Neuberger Berman. Once this occurs, only investors who established accounts with Neuberger Berman in Investor Class or Trust Class shares prior to the sale of Neuberger Berman's first load fund and who have continuously maintained an account in Investor Class or Trust Class shares since that date may purchase Investor Class or Trust Class shares. These investors are referred to as "Grandfathered Investors."

For Grandfathered Investors, see below for information regarding investment services. If you use an investment provider, consult your investment provider for information about investment services.

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.



                               23 Your Investment

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDFONE(R) - Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

[GRAPHIC OMITTED]
DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

[GRAPHIC OMITTED]
INTERNET ACCESS

GRANDFATHERED INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT www.nb.com.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION 24 HOURS A DAY.

[GRAPHIC OMITTED]
RETIREMENT PLANS

WE OFFER GRANDFATHERED INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT
SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU. CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


                               24 Your Investment

BUYING SHARES

If you are a Grandfathered Investor buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact the investment provider for instructions.

------------------------------------------------------------------------------------------------------------------------------------
METHOD                                          THINGS TO KNOW                                      INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK                  Your first investment must be at least $1,000             Fill out the application
                                                                                              and enclose your check
                                    Additional investments can be as little as $100

                                    We cannot accept cash, money orders, starter              If regular first-class mail, send to:
                                    checks,cashier's checks, travelers checks, or               NEUBERGER BERMAN FUNDS
                                    other cash equivalents                                      BOSTON SERVICE CENTER
                                                                                                P.O. BOX 8403
                                                                                                BOSTON, MA 02266-8403

                                    You will be responsible for any losses or fees            If express delivery, registered mail,
                                    resulting from a bad check; if necessary, we may          or certified mail, send to:
                                    sell other shares belonging to you in order to              NEUBERGER BERMAN FUNDS
                                    cover these losses                                          C/O STATE STREET BANK AND TRUST
                                                                                                COMPANY
                                    All checks must be made out to "Neuberger Berman            30 DAN ROAD
                                    Funds"; we cannot accept checks made out to you             CANTON, MA 02021
                                    or other parties and signed over to us
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY                        All wires must be for at least $1,000                     Before wiring any money, call 800-877-
                                                                                              9700 for an order confirmation

                                                                                              Have your financial institution send
                                                                                              your wire to State Street Bank and
                                                                                              Trust Company

                                                                                              Include your name,  your
                                                                                              account the Fund name, number and
                                                                                              other information as requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER FUND        All exchanges must be for at least $1,000                 Call 800-877-9700 to place your order

                                    Both accounts involved must be registered in the
                                    same name, address and tax ID number

                                    An exchange order cannot be cancelled or changed
                                    once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                        We do not accept phone orders for a first investment      Call 800-877-9700 to notify us of your
                                                                                              purchase

                                    Additional shares will be purchased when your purchase    Immediately follow up with a wire or
                                    order is accepted                                         electronic transfer

                                    Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------


                               25 Your Investment

------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC INVESTMENTS   All investments must be at least $100                     Call 800-877-9700 for instructions
------------------------------------------------------------------------------------------------------------------------------------



                               26 Your Investment

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------
METHOD                                    THINGS TO KNOW                                      INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER           Unless you instruct us otherwise, we will mail your       Send us a letter requesting us to sell
                              proceeds by  check to the address of record, payable to   shares signed by all registered owners;
                              the registered owner(s)                                   include your name, account number, the
                                                                                        Fund name, the dollar amount or number
                              If you have designated a bank account on your             of shares you want to sell, and any
                              application, you can request that we wire the             other instructions
                              proceeds to this account; if the total balance
                              of all of your Neuberger Berman fund accounts is less     If regular first-class mail, send to:
                              than $200,000, you will be charged an $8.00 wire fee        NEUBERGER BERMAN FUNDS
                                                                                          BOSTON SERVICE CENTER
                              You can also request that we send the proceeds to your      P.O. BOX 8403
                              designated bank account by electronic transfer (ACH)        BOSTON, MA 02266-8403
                              without a fee

                              You may need a Medallion signature                        If express delivery, registered mail
                              guarantee                                                 or certified mail, send to:
                                                                                          NEUBERGER BERMAN FUNDS
                              Please also supply us with your e-mail address and          C/O STATE STREET BANK AND TRUST
                              daytime telephone number when you write to us in the        COMPANY
                              event we need to reach you                                  30 DAN ROAD
                                                                                          CANTON, MA 02021
------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX              For amounts of up to $50,000                              Write a request to sell shares as
                                                                                        described above

                              Not available if you have changed the address
                              on the account in the past 15 days                        Call 800-877-9700 to obtain the
                                                                                        appropriate fax number
------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER         All phone orders to sell shares must be for at            Call 800-877-9700 to place your order
                              least $1,000 unless you are closing out an
                              account                                                   Give your name, account number, the
                                                                                        Fund name, the dollar amount or number
                              Not available if you have declined the phone              of shares you want to sell, and any
                              option or are sellinG shares in certain retirement        other instructions
                              accounts (The only exception is for those retirement
                              shareholders who are at least 59 1/2 or older and
                              have their birthdates on file)

                              Not available if you have changed The address on the
                              account in the past 15 days
------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER FUND  All exchanges must be for at least $1,000                 Call 800-877-9700 to place your order

                              Both accounts must be registered in the same name, address and tax ID number

                              An exchange order cannot be cancelled or changed once
                              it has been placed



                               27 Your Investment

------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC         For accounts with at least $5,000 worth of shares in      Call 800-877-9700 for instructionS
WITHDRAWALS                   them

                              Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------


                               28 Your Investment

CHOOSING A SHARE CLASS

The Fund offers different classes of shares through this prospectus. Class A and C shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

o  how long you expect to own the shares
o  how much you intend to invest
o  total expenses associated with owning shares of each class
o whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver)
o  whether you plan to take any distributions in the near future
o  availability of share classes

Each investor's financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

SUMMARY OF PRIMARY DIFFERENCES AMONG SHARE CLASSES

CLASS A SHARES

Initial sales charge                    Up to 5.75% (reduced for purchases of
                                        $50,000 or more and eliminated for
                                        purchases of $1 million or more)
Contingent deferred sales charge        None (except that a charge of 1.00%
                                        applies to certain redemptions made
                                        within 18 months following purchases of
                                        $1 million or more without an initial
                                        sales charge)
12b-1 fees                              0.25% annually
Dividends                               Generally higher than Class C due to
                                        lower annual expenses
Purchase maximum                        None
Conversion                              None

CLASS C SHARES
Initial sales charge                    None
Contingent deferred sales charge        1.00% if shares are sold within one year
                                        after purchase
12b-1 fees                              1.00% annually
Dividends                               Generally lower than Class A due to
                                        higher 12b-1 fees and other expenses
Purchase maximum                        See the discussion regarding purchase
                                        minimums and maximums in "Maintaining
                                        Your Account"
Conversion                              None

                               29 Your Investment

SALES CHARGES

CLASS A SALES CHARGES - The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGES AS A PERCENTAGE OF:
                                                               DEALER COMMISSION
                                     OFFERING   NET AMOUNT    AS A PERCENTAGE OF
INVESTMENT                            PRICE     INVESTED        OFFERING PRICE

Less than $50,000                      5.75%     6.10%              5.00%
$50,000 but less than $100,000         4.75%     4.99%              4.00%
$100,000 but less than $250,000        3.75%     3.90%              3.00%
$250,000 but less than $500,000        2.75%     2.83%              2.25%
$500,000 but less than $1 million      2.00%     2.04%              1.75%
$1 million or more and certain         None      [  ]               [  ]
other investments described below


The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. [The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.]

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management Inc. is properly notified of the nature of the investment:

o investments in Class A shares made by endowments or foundations with $50 million or more in assets
o investments in Class A shares by Grandfathered Investors (see "Grandfathered Investors" above for more information)
o investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the fund family

[Neuberger Berman Management Inc. may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. The Fund may reimburse Neuberger Berman Management Inc. for all or a portion of these

                               30 Your Investment
payments through its plan of distribution] (see "Distribution and Shareholder Servicing Fees").

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Fund's Board of Trustees. Please see the statement of additional information for more information.

CLASS C SALES CHARGES - Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. [The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.] For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management Inc. pays 1% of the amount invested to investment providers who sell Class C shares. See "Distribution and Shareholder Servicing Fees" above for ongoing compensation paid to your investment provider for all share classes.

SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU OR YOUR INVESTMENT PROVIDER MUST LET NEUBERGER BERMAN MANAGEMENT INC. KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU OR YOUR INVESTMENT PROVIDER DOES NOT LET NEUBERGER BERMAN MANAGEMENT INC. KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management Inc. with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management Inc. know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR INVESTMENT PROVIDER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE - Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse - or equivalent if recognized under local law - and your children under the age of
21) may combine all of your investments in the fund family to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of money market funds in the fund family are excluded.

AGGREGATING ACCOUNTS TO REDUCE CLASS A INITIAL SALES CHARGE - To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

                               31 Your Investment

o trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)
o  solely controlled business accounts
o  single-participant retirement plans

CONCURRENT PURCHASES TO REDUCE CLASS A INITIAL SALES CHARGE - You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge. However, for this purpose, purchases of money market funds in the fund family are excluded.

RIGHTS OF ACCUMULATION TO REDUCE CLASS A INITIAL SALES CHARGE - You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. However, for this purpose, holdings representing direct purchases of money market funds in the fund family are excluded. Subject to your investment provider's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

LETTER OF INTENT TO REDUCE CLASS A INITIAL SALES CHARGE - You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of non-money market funds in the fund family you intend to make over a 13-month period (the "Period") to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT - Please see "When you sell shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS - The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased
o  tax-free returns of excess contributions to IRAs
o redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
o redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document
o the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

                               32 Your Investment

   o redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver)
   o if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash)
   o if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase

EXCHANGES OF SHARES - Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge.

                               33 Your Investment

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund is available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

FUND STRUCTURE

The Fund uses a "multiple class" structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A and C shares of the Fund.

                               34 Your Investment

RELATED PERFORMANCE
LARGE CAP DISCIPLINED GROWTH COMPOSITE

As of the date of this prospectus, Neuberger Berman Large Cap Disciplined Growth Fund is new and has no performance to report.

Neuberger Berman Management Inc. also manages separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Large Cap Disciplined Growth Composite. Large Cap Disciplined Growth Composite is a composite of accounts that invest in issues that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The asset size of Large Cap Disciplined Growth Composite as of December 31, 2006 was approximately $900 million.

The accounts in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Large Cap Disciplined Growth Composite.

The performance of Large Cap Disciplined Growth Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Large Cap Disciplined Growth Composite. The performance of the Fund may be better or worse than the performance of Large Cap Disciplined Growth Composite due to, among other things, differences in portfolio holdings, expenses, sales charges, asset sizes, and cash flows between the Fund and the Large Cap Disciplined Growth Composite. The accounts in Large Cap Disciplined Growth Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Large Cap Disciplined Growth Composite has varied from year to year. The table beside the chart shows what the return of Large Cap Disciplined Growth Composite would equal if you averaged out actual performance over various lengths of time. [The performance information shown below does not reflect the expenses of the accounts in the Large Cap Disciplined Growth Composite.] If these expenses were reflected, the returns shown would be lower. This information is based on past performance; it's not a prediction of future results.

LARGE CAP DISCIPLINED GROWTH COMPOSITE
YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
[Bar Chart]

--------------------------------------------------------------------------------
 1997    1998    1999    2000     2001    2002   2003    2004   2005     2006
--------------------------------------------------------------------------------
32.16   28.92   51.51   -1.48   -15.39  -17.14  28.15   13.11   9.89    11.07
--------------------------------------------------------------------------------

Best quarter: Q4 '99, 31.85%     Worst quarter:  Q3 '01, -17.51%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2006
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED GROWTH COMPOSITE

                                                 1 Year      5 Year      10 Year
--------------------------------------------------------------------------------
Return Before Taxes                              11.07        7.95        12.18
--------------------------------------------------------------------------------
Return After Taxes on Distributions               N/A         N/A          N/A
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
Sale of Fund Shares                               N/A         N/A          N/A
--------------------------------------------------------------------------------
Russell 1000 Growth Index                         9.07        2.69         5.44
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.
--------------------------------------------------------------------------------
INDEX DESCRIPTION:
The Russell 1000 Growth Index is an unmanaged index of U.S. mid-and large-cap growth stocks.
--------------------------------------------------------------------------------

                               35 Your Investment

NEUBERGER BERMAN EQUITY FUNDS

CLASS A AND C SHARES

If you would like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS - The shareholder reports offer information about the Fund's recent performance, including:

   o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
   o    Fund performance data and financial statements
   o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI contains more comprehensive information on this Fund, including:

   o    various types of securities and practices, and their risks
   o    investment limitations and additional policies
   o    information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

[GRAPHIC OMITTED]
OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 3rd Floor
New York, NY 10158-0180
877-628-2583

Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-9303. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

-----------------------------------------
NEUBERGER BERMAN
-----------------------------------------
A LEHMAN BROTHERS COMPANY
-----------------------------------------

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 3rd Floor
New York, NY 10158-0180

877-628-2583

www.nb.com

[___________]                                        SEC file number: 811-582

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.


                             Subject to Completion
               Preliminary Prospectus Dated [December ___, 2007]

                                             ==============================
                                     [LOGO]     NEUBERGER BERMAN
                                                A Lehman Brothers Company
                                             ==============================


Neuberger Berman
Equity Funds




                                           INSTITUTIONAL CLASS SHARES

                                           Large Cap Disciplined Growth Fund

                                           Select Equities Fund






PROSPECTUS [                  ], 2007


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NEUBERGER BERMAN
CONTENTS

      EQUITY FUNDS

      Large Cap Disciplined Growth Fund ......................

      Select Equities Fund ...................................



      YOUR INVESTMENT

      Share Prices ...........................................

      Privileges and Services ................................

      Distributions and Taxes ................................

      Maintaining Your Account ...............................

      Market Timing Policy ...................................

      Portfolio Holdings Policy ..............................

      Fund Structure .........................................

      Related Performance.....................................





THESE FUNDS:

o  are designed for investors with long-term goals in mind
o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2007 NEUBERGER BERMAN MANAGEMENT
INC. ALL RIGHTS RESERVED.

Neuberger Berman
LARGE CAP DISCIPLINED GROWTH FUND

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests at least 80% of its assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

      o  new product development;
      o  management changes;
      o  demographic shifts;
      o  regulatory changes; and
       o  mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund's portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

      o  an expected catalyst does not materialize;
      o  a catalyst's impact is below expectations;
      o  the fundamental picture for the company or industry deteriorates;
      o  more attractive alternatives are available at better valuation levels;
      o  we believe the stock has become fully valued; and
      o  it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers' sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund's portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its assets in common stock of large-capitalization companies without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

[GRAPHIC OMITTED]
GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

[GRAPHIC OMITTED]
LARGE-CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.

COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES CAN BE SLOWER TO RESPOND TO CHANGES AND OPPORTUNITIES. AT THE SAME TIME, THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

[GRAPHIC OMITTED]
OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

-----------------------------------------------------------------------

 FEE TABLE
-----------------------------------------------------------------------
 SHAREHOLDER FEES                                                 None
 (% of amount redeemed or exchanged)
-----------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (% of average net assets)
 These are deducted from Fund assets, so you pay them indirectly.
 Management fees*                                                 0.70
 Distribution (12b-1) fees                                        None
 Other expenses**
-----------------------------------------------------------------------
 Total annual operating expenses
-----------------------------------------------------------------------
 Minus: Expense reimbursement
-----------------------------------------------------------------------
 Net expenses***                                                  0.75
-----------------------------------------------------------------------
* "Management fees" includes investment management and administration fees.
** "Other expenses" are based on estimated amounts for the current fiscal year. *** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2010 so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                    1 Year          3 Years
 Expenses



INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets (as of 12/31/2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to the Institutional Class of the Fund.

PORTFOLIO MANAGERS

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Senior Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Managers of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

Neuberger Berman
SELECT EQUITIES FUND

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $10 billion. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

o  solid growth dynamics;
o  sustainable competitive advantages;
o  strong financial metrics;
o  long-term free cash flow generation;
o  shareholder focus; and
o  insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $10 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers' investment horizon typically ranges from two to five years. The Fund typically will hold between 20-25 stocks at one time and generally will not hold more than 30 stocks. Each stock at the time of purchase generally will not account for more than 8% of the Fund's total assets at the time of purchase.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

[GRAPHIC OMITTED]
MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.

[GRAPHIC OMITTED]
GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

VALUE INVESTING. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

GROWTH INVESTING. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

SECTOR RISK. The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

[GRAPHIC OMITTED]
OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

-----------------------------------------------------------------------

 FEE TABLE
-----------------------------------------------------------------------
 SHAREHOLDER FEES                                                 None
 (% of amount redeemed or exchanged)
-----------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (% of average net assets)
 These are deducted from Fund assets, so you pay them indirectly.
 Management fees*                                                 0.70
 Distribution (12b-1) fees                                        None
 Other expenses**
-----------------------------------------------------------------------
 Total annual operating expenses
-----------------------------------------------------------------------
 Minus: Expense reimbursement
-----------------------------------------------------------------------
 Net expenses***                                                  0.75
-----------------------------------------------------------------------
* "Management fees" includes investment management and administration fees.
** "Other expenses" are based on estimated amounts for the current fiscal year. *** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2010 so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                    1 Year       3 Years
 Expenses



INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets (as of 12/31/2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to the Institutional Class of the Fund.

PORTFOLIO MANAGERS

GERALD KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [       ],
with responsibility for [                   ].

GARY KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [      ],
with responsibility for [                   ].

MICHAEL KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception. He has
been a [               ] at Neuberger Berman Management Inc. since [       ],
with responsibility for [                   ].

RICHARD WERMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception. He has been a
[               ] at Neuberger Berman Management Inc. since [            ], with
responsibility for [                   ].

MINDY SCHWARTZAPFEL is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its
inception.  She has been a [               ] at Neuberger Berman Management Inc.
since [            ], with responsibility for [                   ].

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

Neuberger Berman
Your Investment

--------------------------------------------------------------------------------
Institutional Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")

[GRAPHIC OMITTED]
SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[GRAPHIC OMITTED]
SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT

                               17 YOUR INVESTMENT

OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

[GRAPHIC OMITTED]
PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $5 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

[GRAPHIC OMITTED]
DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

[GRAPHIC OMITTED]
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund distributes any net investment income quarterly and any capital gain distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account, or invested in Institutional Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

                               18 YOUR INVESTMENT

HOW DISTRIBUTIONS ARE TAXED - Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, traditional individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. Although, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) ("QDI") are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares, on which the dividends were paid, dividends paid by REITs generally do not qualify for QDI. Therefore, it is currently expected that most dividends the Fund pays will not constitute QDI and thus will not be eligible for the 15% rate.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[GRAPHIC OMITTED]
TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

                               19 YOUR INVESTMENT

[GRAPHIC OMITTED]
BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS (REGARDLESS OF WHETHER YOU REALIZE A GAIN OR LOSS) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE (`IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[GRAPHIC OMITTED]
BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

[GRAPHIC OMITTED]
MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES - Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $5 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on

                               20 YOUR INVESTMENT
the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES - If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $5 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and wire you the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move an investment from the Fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from the Fund to purchase shares of the other fund. There are three things to remember when making an exchange:

      o  both accounts must have the same registration
      o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
      o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

                               21 YOUR INVESTMENT

PLACING ORDERS BY TELEPHONE - Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES - The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

      o  in unusual circumstances where the law allows additional time if needed
      o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Fund reserves the right to:

      o  suspend the offering of shares
      o  reject any exchange or purchase order
      o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
      o  change, suspend, or revoke the exchange privilege
      o  suspend the telephone order privilege
      o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
      o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
      o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
      o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com

                               22 YOUR INVESTMENT

[GRAPHIC OMITTED]
MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

[GRAPHIC OMITTED]
INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC OMITTED]
ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

                               23 YOUR INVESTMENT

[GRAPHIC OMITTED]
INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               24 YOUR INVESTMENT

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------------
Method                        Things to know                                               Instructions

------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK            Your first investment must be at least $5 million We         Fill out the application and enclose
                              cannot accept cash, money orders, starter checks,            your check
                              cashier's checks, travelers checks, or other cash
                              equivalents                                                  If regular first-class mail, send to:
                                                                                              NEUBERGER BERMAN FUNDS
                              You will be responsible for any losses or fees resulting        BOSTON SERVICE CENTER
                              from a bad check; if necessary, we may sell other shares        P.O. BOX 8403
                              belonging to you in order to cover these losses                 BOSTON, MA  02266-8403

                              All checks must be made out to "Neuberger Berman Funds";     If express delivery, registered mail, or
                              we cannot accept checks made out to you or other parties     certified mail, send to:
                              and signed over to us                                           NEUBERGER BERMAN FUNDS
                                                                                              C/O STATE STREET BANK AND
                                                                                              TRUST COMPANY
                                                                                              30 DAN ROAD
                                                                                              CANTON, MA  02021

------------------------------------------------------------------------------------------------------------------------------------

WIRING MONEY                  Your first investment must be at least $5 million            Before wiring any money, call 800-366-
                                                                                           6264 for an order confirmation

                                                                                           Have your financial institution send
                                                                                           your wire to State Street Bank and Trust
                                                                                           Company

                                                                                           Include your name, the Fund name, your
                                                                                           account number and other information as
                                                                                           requested

------------------------------------------------------------------------------------------------------------------------------------

EXCHANGING FROM ANOTHER       All exchanges must be for at least $1,000                    Call 800-366-6264 to place your order
FUND
                              Both accounts involved must be registered in the same
                              name, address and tax ID number

                              An exchange order cannot be cancelled or changed once it
                              has been placed

------------------------------------------------------------------------------------------------------------------------------------

BY TELEPHONE                  We do not accept phone orders for a first investment         Call 800-366-6264 to notify us of your
                                                                                           purchase
                              Additional shares will be purchased when your order is
                              accepted                                                     Immediately follow up with a wire or
                                                                                           electronic transfer
                              Not available on retirement accounts

------------------------------------------------------------------------------------------------------------------------------------

SETTING UP SYSTEMATIC         All investments must be at least $100 (in addition to an     Call 800-366-6264 for instructions
INVESTMENTS                   initial minimum investment of at least $5 million)

------------------------------------------------------------------------------------------------------------------------------------

                                                         25 YOUR INVESTMENT

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------------
Method                        Things to know                                               Instructions

------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER           Unless you instruct us otherwise, we will mail your          Send us a letter requesting us to sell
                              proceeds by check to the address of record, payable to       shares signed by all registered owners;
                              the registered owner(s)                                      include your name, account number, the
                                                                                           Fund name, the dollar amount or number
                              If you have designated a bank account on your                of shares you want to sell, and any
                              application, you can request that we wire the proceeds to    other instructions
                              this account
                                                                                           If regular first-class mail, send to:
                              You can also request that we send the proceeds to your          NEUBERGER BERMAN FUNDS
                              designated bank account by electronic transfer (ACH)            BOSTON SERVICE CENTER
                                                                                              P.O. BOX 8403
                              You may need a Medallion signature guarantee                    BOSTON, MA  02266-8403

                              Please also supply us with your e-mail address and           If express delivery, registered mail, or
                              daytime telephone number when you write to us in the         certified mail, send to:
                              event we need to reach you                                      NEUBERGER BERMAN FUNDS
                                                                                              C/O STATE STREET BANK AND
                                                                                              TRUST COMPANY
                                                                                              30 DAN ROAD
                                                                                              CANTON, MA  02021

------------------------------------------------------------------------------------------------------------------------------------

SENDING US A FAX              Not available if you have changed the address on the         Write a request to sell shares as
                              account in the past 15 days                                  described above

                                                                                           Call 800-366-6264 to obtain the
                                                                                           appropriate fax number

------------------------------------------------------------------------------------------------------------------------------------

CALLING IN YOUR ORDER         Not available if you have declined the phone option or       Call 800-366-6264 to place your order
                              are selling shares in certain retirement accounts (The       Give your name, account number, the Fund
                              only exception is for those retirement shareholders who      name, the dollar amount or number of
                              are at least 59 1/2 or older and have their birthdates on    shares you want to sell, and any other
                              file)                                                        instructions

                              Not available if you have changed the address on the account in the past 15 days

------------------------------------------------------------------------------------------------------------------------------------

EXCHANGING INTO ANOTHER       All exchanges must be for at least $1,000                    Call 800-366-6264 to place your order
FUND
                              Both accounts must be registered in the same name,
                              address and tax ID number

                              An exchange order cannot be cancelled or changed once it
                              has been placed

------------------------------------------------------------------------------------------------------------------------------------

SETTING UP SYSTEMATIC         Withdrawals must be at least $100                            Call 800-366-6264 for instructions
WITHDRAWALS

------------------------------------------------------------------------------------------------------------------------------------

                                                         26 YOUR INVESTMENT

[GRAPHIC OMITTED]
RETIREMENT ACCOUNTS AND PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED ACCOUNTS AND PLANS FOR RETIREMENT
SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF ACCOUNTS OR PLANS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT ACCOUNT OR PLAN.

[GRAPHIC OMITTED]
MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

[GRAPHIC OMITTED]
PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.

                               27 YOUR INVESTMENT

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

[GRAPHIC OMITTED]
FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.

                               28 YOUR INVESTMENT

RELATED PERFORMANCE

LARGE CAP DISCIPLINED GROWTH COMPOSITE

As of the date of this prospectus, Neuberger Berman Large Cap Disciplined Growth Fund is new and has no performance to report.

Neuberger Berman Management Inc. also manages separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Large Cap Disciplined Growth Composite. Large Cap Disciplined Growth Composite is a composite of accounts that invest in issues that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The asset size of Large Cap Disciplined Growth Composite as of December 31, 2006 was approximately $900 million.

The accounts in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Large Cap Disciplined Growth Composite.

The performance of Large Cap Disciplined Growth Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Large Cap Disciplined Growth Composite. The performance of the Fund may be better or worse than the performance of Large Cap Disciplined Growth Composite due to, among other things, differences in portfolio holdings, expenses, sales charges, asset sizes, and cash flows between the Fund and the Large Cap Disciplined Growth Composite. The accounts in Large Cap Disciplined Growth Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Large Cap Disciplined Growth Composite has varied from year to year. The table beside the chart shows what the return of Large Cap Disciplined Growth Composite would equal if you averaged out actual performance over various lengths of time. [The performance information shown below does not reflect the expenses of the accounts in the Large Cap Disciplined Growth Composite.] If these expenses were reflected, the returns shown would be lower. This information is based on past performance; it's not a prediction of future results.

LARGE CAP DISCIPLINED GROWTH COMPOSITE
YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
[Bar Chart]

--------------------------------------------------------------------------------
 1997    1998    1999    2000     2001     2002    2003    2004   2005    2006
--------------------------------------------------------------------------------
32.16   28.92   51.51   -1.48   -15.39   -17.14   28.15   13.11   9.89   11.07
--------------------------------------------------------------------------------

Best quarter: Q4 '99, 31.85%     Worst quarter:  Q3 '01, -17.51%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2006
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED GROWTH COMPOSITE

                                                 1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
Return Before Taxes                               11.07    7.95     12.18
--------------------------------------------------------------------------------
Return After Taxes on Distributions                N/A     N/A       N/A
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
Sale of Fund Shares                                N/A     N/A       N/A
--------------------------------------------------------------------------------
Russell 1000 Growth Index                          9.07    2.69      5.44
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.
--------------------------------------------------------------------------------
INDEX DESCRIPTION:
The Russell 1000 Growth Index is an unmanaged index of U.S. mid-and large-cap growth stocks.
--------------------------------------------------------------------------------

                               29 YOUR INVESTMENT

NEUBERGER BERMAN EQUITY FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on the Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS - The shareholder reports offer information about the Fund's recent performance, including:

      o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
      o Fund performance data and financial statements portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI contains more comprehensive information on the Fund, including:

      o  various types of securities and practices, and their risks
      o  investment limitations and additional policies
      o  information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

[GRAPHIC OMITTED]
OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N. E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT www.sec.gov.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY  10158-0180

SHAREHOLDER SERVICES
800.877.9700

INSTITUTIONAL SERVICES
800.366.6264


www.nb.com


[____] SEC file number: 811-582

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

          Institutional Class Shares, A Class Shares and C Class Shares

                            DATED DECEMBER [ ], 2007

               Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund
                      Neuberger Berman SELECT EQUITIES Fund

--------------------------------------------------------------------------------

             605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


      Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund and Neuberger Berman SELECT EQUITIES Fund (each a "Fund") are mutual funds that offer shares pursuant
to Prospectuses dated December [   ], 2007.

      The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. {copyright}2007 Neuberger Berman Management Inc. All rights reserved.

                               TABLE OF CONTENTS

                                                                            Page
INVESTMENT INFORMATION........................................................4
         Investment Policies and Limitations..................................4
         Cash Management and Temporary Defensive Positions....................6

PERFORMANCE INFORMATION......................................................28
         Average Annual Total Return Computations............................28
         Average Annual Total Return After Taxes on Distributions............28
         Average Annual Total Return After Taxes on Distributions and Sale
         of Fund Shares......................................................28

CERTAIN RISK CONSIDERATIONS..................................................29

TRUSTEES AND OFFICERS........................................................29
         Information about the Board of Trustees.............................29
         Information about the Officers of the Trust.........................36

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................45
         Investment Manager and Administrator................................45
         Sub-Adviser.........................................................48
         Portfolio Manager Information.......................................48
         Other Investment Companies Managed..................................52
         Codes of Ethics.....................................................52
         Management and Control of NB Management and Neuberger Berman........53

DISTRIBUTION ARRANGEMENTS....................................................53
         Distribution Plan (Class A Only)....................................55
         Distribution Plan (Class C Only)....................................56

ADDITIONAL PURCHASE INFORMATION..............................................57
         Share Prices and Net Asset Value (All Classes)......................57
         Financial Intermediaries............................................58
         Automatic Investing and Dollar Cost Averaging.......................58
         Sales Charges.......................................................59
         Sales Charge Reductions and Waivers.................................61

ADDITIONAL EXCHANGE INFORMATION..............................................65

ADDITIONAL REDEMPTION INFORMATION............................................71
         Suspension of Redemptions...........................................71
         Redemptions in Kind.................................................72

DIVIDENDS AND OTHER DISTRIBUTIONS............................................72

ADDITIONAL TAX INFORMATION...................................................73
         Taxation of the Funds...............................................73

         Taxation of the Funds' Shareholders.................................77

FUND TRANSACTIONS............................................................78
         Commission Recapture Program and Expense Offset Arrangement.........81
         Portfolio Turnover..................................................81
         Proxy Voting........................................................81

PORTFOLIO HOLDINGS DISCLOSURE................................................82

REPORTS TO SHAREHOLDERS......................................................85

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................85

CUSTODIAN AND TRANSFER AGENT.................................................86

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS...............................86

LEGAL COUNSEL................................................................86

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................86

REGISTRATION STATEMENT.......................................................86

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

           (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

           (2) a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

      The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

      1. BORROWING (ALL FUNDS). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES (ALL FUNDS). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION (NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH FUND). The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      DIVERSIFICATION (NEUBERGER BERMAN SELECT EQUITIES FUND). The Fund is non-diversified under the 1940 Act.

      4. INDUSTRY CONCENTRATION (ALL FUNDS). No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING (ALL FUNDS). No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE (ALL FUNDS). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

      Each Fund has the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

      1. BORROWING (ALL FUNDS). None of these Funds may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING (ALL FUNDS). Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

      3. MARGIN TRANSACTIONS (ALL FUNDS). No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES (NEUBERGER BERMAN SELECT EQUITIES FUND). The Fund may not invest more than 30% of the value of its total assets in securities denominated in foreign currency.

      FOREIGN SECURITIES (NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH FUND). The Fund may not invest more than 20% of the value of its total assets in securities denominated in foreign currency.

      These  policies  do  not  limit investment in American Depository Receipts
("ADRs")  and  similar  instruments   denominated  in  U.S. dollars,  where  the
underlying security may be denominated in a foreign currency.

      5. ILLIQUID SECURITIES (ALL FUNDS). No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN SELECT EQUITIES FUND). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to government securities, as defined for purposes of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"), or securities of another regulated investment company (as so defined) ("RIC").

      7. EQUITY SECURITIES (ALL FUNDS). Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or distribution, each Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

      In addition, pursuant to an exemptive order received from the SEC, the Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

      Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to the Funds.

      POLICIES  AND  LIMITATIONS.   Each  Fund  may  invest up to 15% of its net
assets in illiquid securities.

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS.   To the extent restricted securities, including
Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

      REVERSE  REPURCHASE  AGREEMENTS  (ALL  FUNDS).   In  a reverse  repurchase
agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to that Fund's obligations under the agreement.

      LEVERAGE (ALL FUNDS). Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of each Fund's investment limitations. In addition, securities lending transactions and when-issued transactions may create leverage.

      POLICIES  AND  LIMITATIONS.   Each  Fund  may  not  purchase securities if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of the Fund's total assets.

      FOREIGN SECURITIES (ALL FUNDS). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

      Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Funds may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Neuberger Berman SELECT EQUITIES Fund may not purchase foreign currency denominated securities if, as a result, more than 30% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency.

      Investments in securities of foreign issuers are subject to each Fund's quality standards.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL FUNDS). Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in that Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Funds will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it has been entered into. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize capital gains or losses in connection with these transactions.

      When a Fund purchases securities on a when-issued or forward commitment basis, that Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of that Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that each Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

      TECHNOLOGY SECURITIES (ALL FUNDS). These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

      MASTER LIMITED PARTNERSHIPS (NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH
FUND). Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.

      Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

      The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (ALL FUNDS). Each Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

      For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their

NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, a Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

      Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently.

Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

      Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

      POLICIES AND LIMITATIONS. Each Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Funds do not engage in transactions in futures and options on futures for speculation.

      Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES (ALL FUNDS). Each Fund may write covered call options and may purchase call options on securities. Each Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities. Each Fund may write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

      A Fund would purchase a call option to offset a previously written call option. Each Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

      PUT OPTIONS ON SECURITIES (ALL FUNDS). Each Fund may write and purchase put options on securities. Each Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When any of the Funds purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which each Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Each Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the OTC market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

      The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS.  Each Fund may use American-style options.

      The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES (ALL FUNDS). A Fund may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. All securities index options purchased by a Fund will be listed and traded on an exchange. No Fund currently expects to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Funds enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. Each Fund may enter into forward contracts for the purpose of hedging and not for speculation.

      When a Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency.

      OPTIONS ON FOREIGN  CURRENCIES  (ALL  FUNDS).   Each  Fund  may  write and
purchase covered call and put options on foreign currencies.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

      Each Fund's use of Financial Instruments may be limited by the provisions of the Code, with which it must comply if it is to qualify or continue to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (ALL FUNDS). Each Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. Each Fund also may use short sales in an attempt to realize gain. To effect a short sale, a Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Each Fund may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on each Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES (ALL FUNDS). While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Funds may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. Each Fund may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to a Fund warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Fund normally may invest up to 20% of its total assets in debt securities. Each Fund may invest up to 20% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.

      Although the Funds do not presently intend to invest in debt securities, they may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

      COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

      ZERO COUPON SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount" or "OID") must be included in gross income ratably by each Fund prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL FUNDS). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-
convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 20% of its net assets in convertible securities. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL FUNDS). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      REAL ESTATE-RELATED INSTRUMENTS (ALL FUNDS). The Funds may invest in securities issued by real estate companies. Investments in these securities are subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

      Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

      REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

      The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

      REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause a Fund to indirectly bear its proportionate share of the costs of the REITs' operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

      POLICIES AND LIMITATIONS. A company is "principally engaged" in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.

      OTHER INVESTMENT COMPANY SECURITIES (ALL FUNDS). The Funds may invest in shares of other investment companies. Such an investment may be the most practical or only manner in which a Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. A Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, each Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

      Otherwise, each Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      INDEXED SECURITIES (ALL FUNDS). Each Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

                            PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS
----------------------------------------

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       [n]
                                 P(1+T)   = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      NB Management may from time to time forgo a portion of its current fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Such undertakings are described in the Prospectuses and in "Investment Management and Administration Services" below.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
--------------------------------------------------------

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                      [n]
                                P(1+T)    = ATVD

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

      An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                     [n]
                               P(1+T)    = ATV
                                              DR

                          CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.


                             TRUSTEES AND OFFICERS

      The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

INFORMATION ABOUT THE BOARD OF TRUSTEES
---------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)        Trustee since 2000    Consultant; formerly, Chairman, CDC             62    Independent Trustee or
                                              Investment Advisers (registered investment            Director of three series of
                                              adviser), 1993 to January 1999; formerly,             Oppenheimer Funds: Limited
                                              President and Chief Executive Officer, AMA            Term New York Municipal
                                              Investment Advisors, an affiliate of the              Fund, Rochester Fund
                                              American Medical Association.                         Municipals, and Oppenheimer
                                                                                                    Convertible Securities Fund
                                                                                                    since 1992.

----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)       Trustee since 1982    Counsel, Carter Ledyard & Milburn LLP (law      62    Formerly, Director (1997 to
                                              firm) since October 2002; formerly,                   2003) and Advisory Director
                                              Attorney-at-Law and President, Faith Colish,          (2003 to 2006), ABA
                                              A Professional Corporation, 1980 to 2002.             Retirement Funds (formerly,
                                                                                                    American Bar Retirement
                                                                                                    Association) (not-for-profit
                                                                                                    membership corporation).

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)     Trustee since 2007    President, Woodhill Enterprises Inc./Chase      62    Director, Ocwen Financial
                                              Hollow Associates LLC (personal investment            Corporation (mortgage
                                              vehicle), since 2006; Chief Operating and             servicing), since 2005;
                                              Financial Officer, Hopewell Holdings LLC/             Director, American Water
                                              Amwell Holdings, LLC (a holding company for           (water utility), since 2003;
                                              a healthcare reinsurance company start-up),           Director, Channel
                                              since 2003; formerly, Consultant, Resources           Reinsurance (financial
                                              Connection (temporary staffing), 2002 to              guaranty reinsurance), since
                                              2006.                                                 2006; Advisory Board Member,
                                                                                                    Attensity (software
                                                                                                    developer), since 2005;
                                                                                                    Director, Allianz Life of
                                                                                                    New York (insurance), since
                                                                                                    2005; Director, Financial
                                                                                                    Women's Association of New
                                                                                                    York (not for profit
                                                                                                    association), since 2003;
                                                                                                    Trustee Emerita, Brown
                                                                                                    University, since 1998.

----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (70)     Trustee since 2000    President, C.A. Harvey Associates since         62    Formerly, President, Board
                                              October 2001; formerly, Director, AARP, 1978          of Associates to The
                                              to December 2001.                                     National Rehabilitation
                                                                                                    Hospital's Board of
                                                                                                    Directors, 2001 to 2002;
                                                                                                    formerly, Member, Individual
                                                                                                    Investors Advisory Committee
                                                                                                    to the New York Stock
                                                                                                    Exchange Board of Directors,
                                                                                                    1998 to June 2002.

----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)   Trustee since 2000    Marcus Nadler Professor Emeritus of Finance     62    Formerly, Director, The
                                              and Economics, New York University Stern              Caring Community
                                              School of Business; formerly, Executive               (not-for-profit), 1997 to
                                              Secretary-Treasurer, American Finance                 2006; formerly, Director,
                                              Association, 1961 to 1979.                            DEL Laboratories, Inc.
                                                                                                    (cosmetics and
                                                                                                    pharmaceuticals), 1978 to
                                                                                                    2004; formerly, Director,
                                                                                                    Apple Bank for Savings, 1979
                                                                                                    to 1990; formerly, Director,
                                                                                                    Western Pacific Industries,
                                                                                                    Inc., 1972 to 1986 (public
                                                                                                    company).

----------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (47) Trustee since 2007    Dean, School of Business, University of         62    Trustee, Northwestern Mutual
                                              Wisconsin - Madison; formerly, Professor of           Series Fund, Inc. since
                                              International Economics and Associate Dean,           February 2007; Director,
                                              Amos Tuck School of Business - Dartmouth              Wausau Paper since 2005;
                                              College, 1998 to 2002.                                Director, Great Wolf Resorts
                                                                                                    since 2004.

----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (70)   Trustee since 1984    Retired; formerly, Vice President and           62    Director, Webfinancial
                                              General Counsel, WHX Corporation (holding             Corporation (holding
                                              company), 1993 to 2001.                               company) since December
                                                                                                    2002; formerly, Director WHX
                                                                                                    Corporation (holding
                                                                                                    company), January 2002 to
                                                                                                    June 2005; formerly,
                                                                                                    Director, State Theatre of
                                                                                                    New Jersey (not-for-profit
                                                                                                    theater), 2000 to 2005.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (59)  Trustee since 2007    Formerly, Executive Vice President and Chief    62    Member, Board of Managers,
                                              Financial Officer, People's Bank (a                   Old Mutual Funds of Hedge
                                              financial services company), 1991 to 2001.            Funds (registered hedge
                                                                                                    fund) since October 2006.

----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)  Trustee since 1993    Formerly, Member, Investment Policy             62    Director, Legg Mason, Inc.
                                              Committee, Edward Jones, 1993 to 2001;                (financial services holding
                                              President, Securities Industry Association            company) since 1993;
                                              ("SIA") (securities industry's                        formerly, Director, Boston
                                              representative in government relations and            Financial Group (real estate
                                              regulatory matters at the federal and state           and tax shelters), 1993 to
                                              levels),  1974 to 1992; Adviser to SIA,               1999.
                                              November 1992 to November 1993.

----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)   Trustee since 1986    Retired; formerly, Senior Vice President,       62    Formerly, Director, Pro-Kids
                                              Foodmaker, Inc. (operator and franchiser of           Golf and Learning Academy
                                              restaurants) until January 1997.                      (teach golf and computer
                                                                                                    usage to "at risk"
                                                                                                    children), 1998 to 2006;
                                                                                                    formerly, Director,
                                                                                                    Prandium, Inc.
                                                                                                    (restaurants), March 2001
                                                                                                    to  July 2002.

----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (75)  Trustee since 1982    Founding General Partner, Oxford Partners       62    None.
                                              and Oxford Bioscience Partners (venture
                                              capital investing) and President, Oxford
                                              Venture Corporation since 1981.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)        Trustee since 2000;   General Partner, Seip Investments LP (a         62    Director, H&R Block, Inc.
                         Lead Independent     private investment partnership); formerly,            (financial services company)
                         Trustee beginning    President and CEO, Westaff, Inc. (temporary           since May 2001;  Chairman,
                               2006           staffing), May 2001 to January 2002;                  Compensation Committee, H&R
                                              formerly, Senior Executive at the Charles             Block, Inc. since 2006;
                                              Schwab Corporation, 1983 to 1998, including           Director, America One
                                              Chief Executive Officer, Charles Schwab               Foundation since 1998;
                                              Investment Management, Inc. and Trustee,              formerly, Chairman,
                                              Schwab Family of Funds and Schwab                     Governance and Nominating
                                              Investments, 1997 to 1998, and Executive              Committee, H&R Block, Inc.,
                                              Vice President-Retail Brokerage, Charles              2004 to 2006; Director,
                                              Schwab & Co., Inc., 1994 to 1997.                     Forward Management, Inc.
                                                                                                    (asset management company),
                                                                                                    1999 to 2006; formerly
                                                                                                    Director, E-Bay Zoological
                                                                                                    Society, 1999 to 2003;
                                                                                                    formerly, Director, General
                                                                                                    Magic (voice recognition
                                                                                                    software), 2001 to 2002;
                                                                                                    formerly, Director,
                                                                                                    E-Finance Corporation
                                                                                                    (credit decisioning
                                                                                                    services), 1999 to 2003;
                                                                                                    formerly, Director,
                                                                                                    Save-Daily.com (micro
                                                                                                    investing services), 1999 to
                                                                                                    2003.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (59)Trustee since 2000    Private investor and consultant specializing    62    Director, Montpelier Re
                                              in the insurance industry; formerly,                  (reinsurance company) since
                                              Advisory Director, Securitas Capital LLC (a           2006; Director, National
                                              global private equity investment firm                 Atlantic Holdings
                                              dedicated to making investments in the                Corporation (property and
                                              insurance sector), 1998 to December 2003.             casualty insurance company)
                                                                                                    since 2004; Director, The
                                                                                                    Proformance Insurance
                                                                                                    Company (property and
                                                                                                    casualty insurance company)
                                                                                                    since March 2004; formerly,
                                                                                                    Director, Providence
                                                                                                    Washington Insurance Company
                                                                                                    (property and casualty
                                                                                                    insurance company), December
                                                                                                    1998 to March 2006;
                                                                                                    formerly, Director, Summit
                                                                                                    Global Partners (insurance
                                                                                                    brokerage firm), 2000 to
                                                                                                    2005.

----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (62)     Trustee since 2000    Retired; formerly, Regional Manager for         62    None.
                                              Mid-Southern Region, Ford Motor Credit
                                              Company, September 1997 to 2007; formerly,
                                              President, Ford Life Insurance Company,
                                              April 1995 to August 1997.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                          FUND COMPLEX   OTHER DIRECTORSHIPS
                                                                                           OVERSEEN        HELD OUTSIDE FUND
NAME, AGE, AND          POSITION/AND LENGTH                                                 BY FUND        COMPLEX BY FUND
ADDRESS (1)             OF TIME SERVED(2)        PRINCIPAL OCCUPATION(S)(3)                TRUSTEE(4)         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                              FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (67)       President and      Executive Vice President and Chief              62    Director, Dale Carnegie and
                        Trustee since 2002    Investment Officer, Neuberger Berman Inc.             Associates, Inc. (private
                                              (holding company) since 2002 and 2003,                company) since 1998;
                                              respectively; Managing Director and Chief             Director, Solbright, Inc.
                                              Investment Officer, Neuberger Berman, since           (private company) since 1998.
                                              December 2005 and 2003, respectively;
                                              formerly, Executive Vice President,
                                              Neuberger Berman, December 2002 to 2005;
                                              Director and Chairman, NB Management since
                                              December 2002; formerly, Executive Vice
                                              President, Citigroup Investments, Inc.,
                                              September 1995 to February 2002; formerly,
                                              Executive Vice President, Citigroup Inc.,
                                              September 1995 to February 2002.
----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (48)    Chairman of the     Executive Vice President, Neuberger Berman      62    Director and Vice President,
                           Board, Chief       Inc. (holding company) since 1999; Head of            Neuberger'& Berman Agency,
                         Executive Officer    Neuberger Berman Inc.'s Mutual Funds                  Inc. since 2000; formerly,
                         and Trustee since    Business (since 1999) and Institutional               Director, Neuberger Berman
                               1999           Business (1999 to October 2005); responsible          Inc. (holding company),
                                              for Managed Accounts Business and                     October 1999 to March 2003;
                                              intermediary distribution since October               Trustee, Frost Valley YMCA;
                                              1999; President and Director, NB Management           Trustee, College of Wooster.
                                              since 1999; Managing Director, Neuberger
                                              Berman since 2005; formerly, Executive Vice
                                              President, Neuberger Berman, 1999 to
                                              December 2005; formerly, Principal,
                                              Neuberger Berman, 1997 to 1999; formerly,
                                              Senior Vice President, NB Management, 1996
                                              to 1999.
----------------------------------------------------------------------------------------------------------------------------------

   (1)The business address of each listed person is  605 Third Avenue, New York, New York 10158.


   (2)Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

   (3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

   (4)For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

   * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------

                               POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)     TIME SERVED(2)                                    PRINCIPAL OCCUPATION(S) (3)
--------------------------     -----------------------                           ---------------------------
Andrew B. Allard (45)          Anti-Money Laundering               Senior Vice President, Neuberger Berman since 2006; Deputy
                           Compliance Officer since 2002           General Counsel, Neuberger Berman since 2004; formerly,
                                                                   Vice President, Neuberger Berman, 2000 to 2006; formerly,
                                                                   Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                                   Anti-Money Laundering Compliance Officer, seventeen
                                                                   registered investment companies for which NB Management
                                                                   acts as investment manager and administrator (seven since
                                                                   2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (37)  Assistant Treasurer since 2005            Vice President, Neuberger Berman since 2006; Employee, NB
                                                                   Management since 1997; Assistant Treasurer, seventeen
                                                                   registered investment companies for which NB Management
                                                                   acts as investment manager and administrator (fifteen since
                                                                   2005 and two since 2006).


                               POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)     TIME SERVED(2)                                    PRINCIPAL OCCUPATION(S) (3)
--------------------------     --------------                                    ---------------------------
Claudia A. Brandon (50)     Secretary since 1985                   Senior Vice President, Neuberger Berman since 2007; Vice
                                                                   President-Mutual Fund Board Relations, NB Management since
                                                                   2000 and Assistant Secretary since 2004; formerly, Vice
                                                                   President, Neuberger Berman, 2002 to 2006 and Employee
                                                                   since 1999; Secretary, seventeen registered investment
                                                                   companies for which NB Management acts as investment
                                                                   manager and administrator (three since 1985, four since
                                                                   2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (50)          Vice President since 2000               Managing Director, Neuberger Berman since 2007; formerly,
                                                                   Senior Vice President, Neuberger Berman, 2003 to 2006;
                                                                   formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                   Senior Vice President, NB Management since 2000; Vice
                                                                   President, seventeen registered investment companies for
                                                                   which NB Management acts as investment manager and
                                                                   administrator (three since 2000, four since 2002, three
                                                                   since 2003, four since 2004, one since 2005 and two since
                                                                   2006).

Brian J. Gaffney (54)      Vice President since 2000               Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                   President, NB Management since 2000; Vice President,
                                                                   seventeen registered investment companies for which NB
                                                                   Management acts as investment manager and administrator
                                                                   (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (56)     Chief  Legal   Officer  since  2005      Senior Vice President, Neuberger Berman since 2002; Deputy
                          (only for  purposes of sections 307      General Counsel and Assistant Secretary, Neuberger Berman
                          and 406 of the  Sarbanes-Oxley  Act      since 2001; Secretary and General Counsel, NB Management
                          of 2002)                                 since 2004; Chief Legal Officer (only for purposes of
                                                                   sections 307 and 406 of the Sarbanes-Oxley Act of 2002),
                                                                   seventeen registered investment companies for which NB
                                                                   Management acts as investment manager and administrator
                                                                   (fifteen since 2005 and two since 2006).


                               POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)     TIME SERVED(2)                                    PRINCIPAL OCCUPATION(S) (3)
--------------------------     ----------------------                            ---------------------------
Sheila R. James (41)        Assistant Secretary since 2002         Assistant Vice President, Neuberger Berman since 2007 and
                                                                   Employee since 1999; Assistant Secretary, seventeen
                                                                   registered investment companies for which NB Management
                                                                   acts as investment manager and administrator (seven since
                                                                   2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Kevin Lyons (51)            Assistant Secretary since 2003         Employee, Neuberger Berman since 1999; Assistant Secretary, seventeen registered investment companies for which NB
                                                                   Management acts as investment manager and administrator
                                                                   (ten since 2003, four since 2004, one since 2005 and two
                                                                   since 2006).

John M. McGovern (37)       Treasurer and Principal Financial      Senior Vice President, Neuberger Berman since 2007;
                            and Accounting Officer since 2005;     formerly, Vice President, Neuberger Berman, 2004 to 2006;
                            prior thereto, Assistant Treasurer     Employee, NB Management since 1993; Treasurer and Principal
                                       since 2002                  Financial and Accounting Officer, seventeen registered
                                                                   investment companies for which NB Management acts as
                                                                   investment manager and administrator (fifteen since 2005
                                                                   and two since 2006); formerly, Assistant Treasurer, fifteen registered investment companies for which NB Management
                                                                   acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)           Assistant Treasurer since 2005         Vice President, Neuberger Berman since 2006; Employee, NB
                                                                   Management since 1995; Assistant Treasurer, seventeen
                                                                   registered investment companies for which NB Management
                                                                   acts as investment manager and administrator (fifteen since
                                                                   2005 and two since 2006).

Frederic B. Soule (61)        Vice President since 2000            Senior Vice President, Neuberger Berman since 2003;
                                                                   formerly, Vice President, Neuberger Berman, 1999 to 2002;
                                                                   Vice President, seventeen registered investment companies
                                                                   for which NB Management acts as investment manager and
                                                                   administrator (three since 2000, four since 2002, three
                                                                   since 2003, four since 2004, one since 2005 and two since
                                                                   2006).

                               POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)     TIME SERVED(2)                                    PRINCIPAL OCCUPATION(S) (3)
--------------------------     ----------------------                            ---------------------------
Chamaine Williams (36)     Chief Compliance Officer since 2005     Senior Vice President, Neuberger Berman since 2007; Chief
                                                                   Compliance Officer, NB Management since 2006; Senior Vice
                                                                   President, Lehman Brothers Inc. since 2007; formerly, Vice
                                                                   President, Lehman Brothers Inc., 2003 to 2006; Chief
                                                                   Compliance Officer, seventeen registered investment
                                                                   companies for which NB Management acts as investment
                                                                   manager and administrator (sixteen since 2005 and one since
                                                                   2006); Chief Compliance Officer, Lehman Brothers Asset
                                                                   Management Inc. since 2003; Chief Compliance Officer,
                                                                   Lehman Brothers Alternative Investment Management LLC since
                                                                   2003; formerly, Vice President, UBS Global Asset Management
                                                                   (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

 (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

 (2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

 (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits;
(d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2007, the
Committee met [     ] times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2007, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31,
2007, the Committee met [     ] times.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the
fiscal year ended August 31, 2007, the Committee met [     ] times.

      GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are
C. Anne  Harvey  (Chairwoman),  Robert A.  Kavesh, Michael M. Knetter, Howard A.
Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2007, the
Committee met [     ] times.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year
ended August 31, 2007, the Committee met [     ] times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees.
During the fiscal year ended August 31, 2007, the Committee met [     ] times.

      The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 8/31/07

                                                                  TOTAL COMPENSATION FROM
                                                                 INVESTMENT COMPANIES IN
                                              AGGREGATE         THE NEUBERGER BERMAN FUND
                                             COMPENSATION         COMPLEX PAID TO FUND
NAME AND POSITION WITH THE TRUST            FROM THE TRUST              TRUSTEES
--------------------------------            --------------      --------------------------
INDEPENDENT FUND TRUSTEES

John Cannon
Trustee

Faith Colish
Trustee

Martha C. Goss                                       *                      *
Trustee

C. Anne Harvey
Trustee

Robert A. Kavesh
Trustee

Michael M. Knetter                                   *                      *
Trustee

Howard A. Mileaf
Trustee



                                                                  TOTAL COMPENSATION FROM
                                                                 INVESTMENT COMPANIES IN
                                              AGGREGATE         THE NEUBERGER BERMAN FUND
                                             COMPENSATION         COMPLEX PAID TO FUND
NAME AND POSITION WITH THE TRUST            FROM THE TRUST              TRUSTEES
--------------------------------            --------------      -------------------------
George W. Morriss                                    *                      *
Trustee

Edward I. O'Brien
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom D. Seip
Trustee

Candace L. Straight
Trustee

Peter P. Trapp
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                      $0                     $0
President and Trustee

Peter E. Sundman                                    $0                     $0
Chairman of the Board, Chief Executive
Officer and Trustee


*Dr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became Fund Trustee on June 1, 2007.

      As LARGE CAP DISCIPLINED GROWTH Fund and SELECT EQUITIES Fund were not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

OWNERSHIP OF SECURITIES
-----------------------

      The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                                                    AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                                                   COMPANIES OVERSEEN BY FUND
                                                      TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE                                 INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                    E
--------------------------------------------------------------------------------
Faith Colish                                                   E
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                                                   COMPANIES OVERSEEN BY FUND
                                                      TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE                                 INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES

Martha C. Goss                                                 C
--------------------------------------------------------------------------------
C. Anne Harvey                                                 D
--------------------------------------------------------------------------------
Robert A. Kavesh                                               C
--------------------------------------------------------------------------------
Michael M. Knetter                                             A
--------------------------------------------------------------------------------
Howard A. Mileaf                                               E
--------------------------------------------------------------------------------
George W. Morriss                                              C
--------------------------------------------------------------------------------
Edward I. O'Brien                                              E
--------------------------------------------------------------------------------
William E. Rulon                                               E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                              C
--------------------------------------------------------------------------------
Tom D. Seip                                                    E
--------------------------------------------------------------------------------
Candace L. Straight                                            E
--------------------------------------------------------------------------------
Peter P. Trapp                                                 E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                                 B
--------------------------------------------------------------------------------
Peter E. Sundman                                               E
--------------------------------------------------------------------------------
   * Valuation as of December 31, 2006.

A = None  B = $1-$10,000  C = $10,001 - $50,000 D = $50,001-$100,000  E = over
$100,000

INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

      NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Funds pursuant to [three]
administration agreements with the Trust, one for Class A dated [             ],
2007, one for Class C dated [             ], 2007, and one for the Institutional
Class dated June 13, 2005 (each an "Administration Agreement"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      NB Management enters into administrative services agreements with third parties, including investment providers, pursuant to which it compensates such third parties for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

      From time to time, a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

      For investment management services, each Fund pays NB Management a fee at the annual rate of 0.550% of the first $250 million of that Fund's average daily net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of average daily net assets in excess of $4 billion.

      For administrative services, the Class A and Class C of each Fund pays NB Management a fee at the annual rate of 0.26% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement, and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting and other services.

      For administrative services, the Institutional Class of each Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of those Independent Fund Trustees and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting or other services.

CONTRACTUAL FEE CAP
-------------------

      NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund and class-by-class basis.

CLASS A
-------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A of each Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.20% per annum of Class A's average daily net assets of each Fund. This contractual undertaking lasts until August 31, 2010. Each Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause total operating expenses of Class A of each Fund (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.20% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

CLASS C
-------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class C of each Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.95% per annum of Class C's average daily net assets of each Fund. This contractual undertaking lasts until August 31, 2010. Each Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause total operating expenses of Class C of each Fund (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.95% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

INSTITUTIONAL CLASS
-------------------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.75% per annum of the Institutional Class' average daily net assets of each Fund. This contractual undertaking lasts until August 31, 2010. Each Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause total operating expenses of the Institutional Class of each Fund (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.75% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

ALL CLASSES
-----------

      The Management Agreement continues until [October 31, 2009]. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until [October 31, 2008]. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

      The Sub-Advisory Agreement continues until [October 31, 2009] and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

PORTFOLIO MANAGER INFORMATION
-----------------------------

      OTHER ACCOUNTS MANAGED
      ----------------------

      The table below lists the Portfolio Manager(s) of each Fund and the Funds in the Trust for which the Portfolio Manager has day-to-day management responsibility as of [________, 2007].

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS           FUND(S) MANAGED
--------------------------------------------------------------------------------
John J. Barker               Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund
--------------------------------------------------------------------------------
Daniel J. Fletcher, CFA      Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund
--------------------------------------------------------------------------------
Daniel D. Rosenblatt         Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund
--------------------------------------------------------------------------------
Gerald P. Kaminsky           Neuberger Berman SELECT EQUITIES Fund
--------------------------------------------------------------------------------
Gary J. Kaminsky             Neuberger Berman SELECT EQUITIES Fund
--------------------------------------------------------------------------------
Michael J. Kaminsky          Neuberger Berman SELECT EQUITIES Fund
--------------------------------------------------------------------------------
Richard M. Werman            Neuberger Berman SELECT EQUITIES Fund
--------------------------------------------------------------------------------
Mindy Schwartzapfel          Neuberger Berman SELECT EQUITIES Fund
--------------------------------------------------------------------------------


      The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of August 31, 2007.


                                           NUMBER        TOTAL      NUMBER OF ACCOUNTS   ASSETS MANAGED FOR
                                             OF          ASSETS     MANAGED FOR WHICH    WHICH ADVISORY FEE IS
                                           ACCOUNTS     MANAGED     ADVISORY FEE IS      PERFORMANCE-BASED
TYPE OF ACCOUNT                            MANAGED   ($ MILLIONS)   PERFORMANCE-BASED       ($ MILLIONS)
JOHN J. BARKER

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

DANIEL J. FLETCHER

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles                                             -                   -

Other Accounts**                                            -                -

DANIEL ROSENBLATT

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -


                                           NUMBER        TOTAL      NUMBER OF ACCOUNTS   ASSETS MANAGED FOR
                                             OF          ASSETS     MANAGED FOR WHICH    WHICH ADVISORY FEE IS
                                           ACCOUNTS     MANAGED     ADVISORY FEE IS      PERFORMANCE-BASED
TYPE OF ACCOUNT                            MANAGED   ($ MILLIONS)   PERFORMANCE-BASED       ($ MILLIONS)
GERALD P. KAMINSKY

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

GARY J. KAMINSKY

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

MICHAEL J. KAMINSKY

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

RICHARD M. WERMAN

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

MINDY SCHWARTZAPFEL

Registered Investment Companies*                                             -                   -

Other Pooled Investment Vehicles            -               -                -                   -

Other Accounts**                                            -                -

*Registered Investment Companies include: Mutual Funds.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

      CONFLICTS OF INTEREST
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      COMPENSATION
      ------------

      A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

      NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

      In addition, there are additional stock and option award programs available.

      NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      OWNERSHIP OF SECURITIES
      -----------------------

      As of the date of this SAI, Neuberger Berman LARGE CAP DISCIPLINED GROWTH Fund and Neuberger Berman SELECT EQUITIES Fund were new and have not yet issued any shares.

OTHER INVESTMENT COMPANIES MANAGED
----------------------------------

      The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS
---------------

      The  Funds,  NB  Management  and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public

Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN
------------------------------------------------------------

      Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Joe Amato, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

      Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.


                           DISTRIBUTION ARRANGEMENTS

      Each Fund offers Class A, Class C and Institutional Class shares.

DISTRIBUTOR
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Institutional Class shares are offered on a no-load basis. Class A and Class C (with the exception of Grandfathered Investors as defined in the Prospectus) are available only through Institutions that have entered into selling agreements with NB Management.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Class A and Class C shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares. However, for Class A shares, the Distributor receives commission revenue consisting of the portion of Class A sales charge remaining after the allowances by the Distributor to Institutions. For Class C shares, the Distributor receives any contingent deferred sales charges that apply during the first year after purchase. A Fund pays the Distributor for advancing the immediate service fees and commissions paid to qualified Institutions of Class C shares.

      For each Fund that is sold directly to investors (currently the Institutional Class of each Fund), the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class and a
Distribution and Shareholder Services Agreement with respect to Class A and Class C of each Fund ("Distribution Agreements"). The Distribution Agreements continue until October 31, [2008]. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund
Trustees  or  a  1940 Act majority vote of the  Fund's  outstanding  shares  and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

DISTRIBUTION PLAN (Class A Only)
-----------------

      The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to Class A of each Fund. The Plan provides that the Funds will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from Class A of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Class A shares and/or provide services to Class A and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class A of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Class A's plan complies with these rules.

DISTRIBUTION PLAN (Class C Only)
-----------------

      The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class C of each Fund. The Plan provides that Class C of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from Class C of each Fund a fee at the annual rate of 1.00% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to Class C and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class C of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Class C's plan complies with these rules.

DISTRIBUTION PLAN
-----------------

      Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plans continue until [October 31, 2008]. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

      From time to time, a fund may be closed to new investors. Because the Plans for the Class A and Class C shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.


                        ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE (All Classes)
--------------------------------

      Each Fund's shares are bought or sold at the offering price or at a price that is the Fund's NAV per share. The NAV for each Class of the Funds is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

      Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Each Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Fund Trustees believe accurately reflects fair value.

      Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

FINANCIAL INTERMEDIARIES
------------------------

      The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price or offering price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

      For each Class of each Fund that is sold directly to investors (currently Institutional Class shares and Class A shares for Grandfathered Investors as defined in the Funds' prospectuses), shareholders in that Fund ("Direct Shareholders") may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. Direct Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables a Direct Shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a Direct Shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals.

Additional information on dollar cost averaging may be obtained from the Distributor.

SALES CHARGES
-------------

      CLASS A PURCHASES
      -----------------

      PURCHASES BY CERTAIN 403(B) PLANS. Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the Neuberger Berman Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

      OTHER PURCHASES.   Pursuant  to  a  determination  of  eligibility  by  NB
Management, Class A shares of the Funds may be sold at net asset value to:

      1. current or retired directors, trustees, and officers of, and certain lawyers who provide services to, the Neuberger Berman Funds, current or retired employees and partners of NB Management or Neuberger and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

      2. currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in- law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Distributor (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

      3. currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-
            law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

      4. companies exchanging securities with a Fund through a merger, acquisition or exchange offer;

      5.    insurance company separate accounts;

      6. accounts managed by NB Management or Neuberger and its affiliated companies;

      7.    NB Management or Neuberger and its affiliated companies;

      8. an individual or entity with a substantial business relationship with NB Management or Neuberger and its affiliated companies, or an individual or entity related or relating to such individual or entity;

      9. wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by NB Management or Neuberger and its affiliated companies;

      10. full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds;

      11. directors, officers and employees of financial institutions that have a selling group agreement with the Distributor;

      12. banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket, wrap program, asset allocation program, or other program in which the clients pay an asset-based fee;

      13. clients of authorized dealers purchasing shares in fixed or flat fee brokerage accounts; and

      14.   other investors as approved by the Distributor.

      Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

      MOVING BETWEEN ACCOUNTS.
      ------------------------

      Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

      o redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

      o required minimum distributions from an IRA or other individual- type retirement account used to purchase fund shares in a non- retirement account; and

      o death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

      LOAN REPAYMENTS.
      ----------------

      Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if NB Management is notified of the repayment.

      DEALER COMMISSIONS AND COMPENSATION.
      ------------------------------------

      [Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of aggregate purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts from $1 million to $1,999,999, 0.75% on amounts from $2 million to $2,999,999, 0.50% on amounts from $3 million to $4,999,999 and 0.25% on amounts from $5 million and above. Commissions are based on cumulative investments and are annually reset.

      A dealer concession of up to 1% may be paid by the Fund under its Class A plan of distribution to reimburse the Distributor in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.]

SALES CHARGE REDUCTIONS AND WAIVERS
-----------------------------------

      REDUCING YOUR CLASS A SALES CHARGE.
      -----------------------------------

      As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

      LETTER OF INTENT. By establishing a letter of intent (the "Letter"), you enter into a nonbinding commitment to purchase shares of non-money market funds in the fund family over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

      The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Letter period may be credited toward satisfying the Letter.

      The Letter may be revised upward at any time during the Letter period, and such a revision will be treated as a new Letter, except that the Letter period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter.

      The Letter will be considered completed if the shareholder dies within the 13-month Letter period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder's death.

      When a shareholder elects to use a Letter, shares equal to 5% of the dollar amount specified in the Letter may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Fund's transfer agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Letter period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

      Shareholders purchasing shares at a reduced sales charge under a Letter indicate their acceptance of these terms and those in the prospectus with their first purchase.

      AGGREGATION. Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

      o individual-type employee benefit plans, such as an IRA, individual 403(b) plan (see exception in "Purchases by certain 403(b) plans" under "Sales Charges") or single-participant Keogh-type plan;

      o business accounts solely controlled by you or your immediate family (for example, you own the entire business);

      o trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct the Fund's transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

      o endowments or foundations established and controlled by you or your immediate family; or

      o 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan). Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

      o for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

      o made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

      o for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

      o for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

      o for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales Charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

      Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

      CONCURRENT PURCHASES. As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the funds in the fund family. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds in the fund family are excluded.

      RIGHTS OF ACCUMULATION. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the funds in the fund family to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of money market funds in the fund family are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

      The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or NB Management if you have additional information that is relevant to the calculation of the value of your holdings.

      You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

      If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your funds in the fund family.

      CDSC WAIVERS FOR CLASS A AND C SHARES.
      --------------------------------------

      As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived in the following cases:

      o redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund's transfer agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Fund's transfer agent is notified of the death of a joint tenant will be subject to a CDSC;

      o  tax-free returns of excess contributions to IRAs;

      o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

      o  distributions  from an IRA upon  the  shareholder's  attainment  of age
         59-1/2;

      o IRA rollover from a fund in the fund family held in a employer sponsored retirement plan to Class A shares; and

      o redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

      In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

      o Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

      o Redemptions through a systematic withdrawal plan (SWP). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

      o Purchases where the Distributor pays no commission or transaction fee to authorized dealers.

      For purposes of this paragraph, "account" means:

      o in the case of Class A shares, your investment in Class A shares of all funds in the fund family (investments representing direct purchases of money market funds in the fund family are excluded); and

      o in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

      CDSC waivers are allowed only in the cases listed here and in the prospectus.


                        ADDITIONAL EXCHANGE INFORMATION

      If shareholders purchased a Neuberger Berman fund's Advisor, Institutional, Investor, or Trust Class shares directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met (please see the "Maintaining Your Account" section of the Funds' Prospectuses for additional information). Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange. Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund.

      In addition, Grandfathered Investors (as defined in the Prospectus of the Funds) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other Neuberger Berman Fund is not available, otherwise, they will exchange their shares into the corresponding class of the other Neuberger Berman Fund.

      An Institution may exchange the Fund's Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the Fund's shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the Neuberger Berman fund exchange program.

      Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges on the Fund being purchased, unless the money market fund shares were acquired from an exchange from a Fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a Fund having a sales charge.

      Please contact your Institution or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------
Neuberger Berman All Cap Growth Fund            Seeks  growth of capital.  Invests  mainly in
                                                common   stocks   of   small-,    mid-,   and
                                                large-capitalization   companies,   which  it
                                                defines   as  those   with  a  total   market
                                                capitalization      within     the     market
                                                capitalization  range  of  the  Russell  3000
                                                Index.   The  Portfolio   Managers  employ  a
                                                disciplined    investment    strategy    when
                                                selecting   growth   stocks,    looking   for
                                                fast-growing  companies  with  above  average
                                                sales  and  competitive   returns  on  equity
                                                relative to their peers.

Neuberger Berman                                Seeks long-term  growth of capital;  dividend
Century Fund                                    income is a secondary goal. Invests mainly in
                                                common    stocks   of    large-capitalization
                                                companies. The Portfolio Manager seeks to buy
                                                companies   with   strong    historical   and
                                                prospective earnings growth.

Neuberger Berman                                Seeks long-term capital growth. The Portfolio
Fasciano Fund                                   Manager   also  may   consider  a   company's
                                                potential  for income  prior to  selecting it
                                                for the Fund.  The Fund invests mainly in the
                                                common stocks of small-cap  companies,  I.E.,
                                                those  with a total  market  value of no more
                                                than  $1.5 billion at the time the Fund first
                                                invests in them. In selecting  companies that
                                                the  Portfolio   Manager  believes  may  have
                                                greater potential to appreciate in price, the
                                                Portfolio  Manager  will  invest  the Fund in
                                                smaller companies that are  under-followed by
                                                major Wall Street  brokerage houses and large
                                                asset management firms.

EQUITY FUNDS
------------

Neuberger Berman                                Seeks  long-term  growth of capital.  Invests
Focus Fund                                      mainly  in  common  stocks  selected  from 13
                                                multi-industry  sectors  of the  economy.  To
                                                maximize  potential return, the Fund normally
                                                makes 90% or more of its  investments  in not
                                                more than six sectors of the economy, and may
                                                invest  50% or more of its  assets in any one
                                                sector.

Neuberger Berman                                Seeks  growth of capital.  Invests  mainly in
Genesis Fund                                    stocks  of   companies   with  small   market
                                                capitalizations (no more than $1.5 billion at
(This Fund is closed to new investors.)         the  time  of  the  Fund's  investment).  The
                                                Portfolio  Managers seek to buy the stocks of
                                                undervalued  companies  whose current product
                                                lines and balance sheets are strong.

Neuberger Berman Global Real                    Seeks  total  return  through  investment  in
Estate Fund                                     securities of real estate  companies  located
                                                in the  United  States  and other  countries,
                                                emphasizing  both  capital  appreciation  and
                                                current income.

Neuberger Berman                                Seeks   long-term   growth  of  capital   and
Guardian Fund                                   secondarily,  current income.  Invests mainly
                                                in  stocks  of mid-  to  large-capitalization
                                                companies  that are well  positioned  and are
                                                undervalued in the market.

Neuberger Berman                                Seeks  long-term   capital   appreciation  by
International Fund                              investing  primarily in foreign stocks of any
                                                capitalization,  both in developed  economies
(This Fund is closed to new investors.)         and  in  emerging   markets.   The  Portfolio
                                                Managers   seek   undervalued   companies  in
                                                countries with strong potential for growth.

Neuberger Berman International                  Seeks  long-term   capital   appreciation  by
Institutional Fund                              investing  primarily in foreign stocks of any
                                                capitalization,  both in developed  economies
(This Fund is closed to new investors.)         and  in  emerging   markets.   The  Portfolio
                                                Managers   seek   undervalued   companies  in
                                                countries with strong potential for growth.

Neuberger Berman                                Seeks  long-term   capital   appreciation  by
International Large Cap Fund                    investing   primarily  in  common  stocks  of
                                                foreign   companies,    both   in   developed
                                                economies  and  in  emerging   markets.   The
                                                Portfolio Managers seek undervalued companies
                                                in  countries   with  strong   potential  for
                                                growth.


EQUITY FUNDS
------------
Neuberger Berman                                Seeks   growth   of   capital.   Invests   in
Manhattan Fund                                  securities   believed  to  have  the  maximum
                                                potential for long-term capital appreciation.
                                                Portfolio    Managers    seek    fast-growing
                                                companies   with  above   average  sales  and
                                                competitive  returns  on equity  relative  to
                                                their  peers.  Factors in  identifying  these
                                                firms  may  include  financial  strength,   a
                                                strong  position  relative to competitors and
                                                strong    earnings    growth    relative   to
                                                competitors.

Neuberger Berman                                Seeks growth of capital by  investing  mainly
Millennium Fund                                 in  common  stocks  of   small-capitalization
                                                companies,  which it  defines as those with a
                                                total market value of no more than $2 billion
                                                at  the  time  of  initial  investment.   The
                                                Portfolio  Managers take a growth approach to
                                                stock  selection,  looking  for fast  growing
                                                companies   with  above   average  sales  and
                                                competitive  returns  on equity  relative  to
                                                their  peers.  Factors in  identifying  these
                                                firms  may  include  financial  strength,   a
                                                strong  position  relative to competitors and
                                                strong    earnings    growth    relative   to
                                                competitors.

Neuberger Berman                                Seeks capital growth through an approach that
Partners Fund                                   is   intended  to   increase   capital   with
                                                reasonable risk. The Portfolio  Manager looks
                                                at  fundamentals,  focusing  particularly  on
                                                cash  flow,  return  on  capital,  and  asset
                                                values.

Neuberger Berman                                Seeks total return through investment in real
Real Estate Fund                                estate  securities,  emphasizing both capital
                                                appreciation and current income.

Neuberger Berman                                Seeks   growth  of   capital   by   investing
Regency Fund                                    primarily     in     common     stocks     of
                                                mid-capitalization    companies   which   the
                                                Portfolio   Manager   believes   have   solid
                                                fundamentals.

Neuberger Berman                                Seeks   long-term   growth  of   capital   by
Socially Responsive Fund                        investing    primarily   in   securities   of
                                                companies  that  meet  the  Fund's  financial
                                                criteria and social policy.

INCOME FUNDS
------------
Neuberger Berman                                A  money  market  fund  seeking  the  highest
Cash Reserves                                   available   current  income  consistent  with
                                                safety  and  liquidity.  The Fund  invests in
                                                high-quality  money  market  instruments.  It
                                                seeks to  maintain  a constant  purchase  and
                                                redemption price of $1.00.

Neuberger Berman                                A U.S.  Government  money market fund seeking
Government Money Fund                           maximum  safety and liquidity and the highest
                                                available current income. The Fund invests in
                                                securities   issued  or   guaranteed   as  to
                                                principal or interest by the U.S. Government,
                                                its   agencies  and   instrumentalities   and
                                                repurchase   agreements   relating   to  such
                                                securities.

Lehman Brothers                                 Seeks  high  total  returns  consistent  with
High Income Bond Fund                           capital   preservation.   The  Fund  normally
                                                invests primarily in a diversified  portfolio
                                                of     intermediate-term,     U.S.     dollar
                                                denominated,   high-yield   corporate  bonds,
                                                including  those  sometimes  known as  "junk"
                                                bonds.

Lehman Brothers                                 Seeks to  maximize  total  return  through  a
Core Bond Fund                                  combination    of    income    and    capital
                                                appreciation.  The Fund  normally  invests in
                                                high   quality    fixed-income    securities.
                                                Corporate  bonds,  commercial  paper or bonds
                                                secured  by  assets  such as home  mortgages,
                                                generally,  must at  least  be an A*/;  bonds
                                                issued by the U.S. Government or its agencies
                                                are considered high quality.

Lehman Brothers Short Duration                  Seeks the highest  current income  consistent
Bond Fund                                       with low risk to principal and liquidity and,
                                                secondarily,  total return.  The Fund invests
                                                in  debt  securities,   primarily  investment
                                                grade;  maximum 10% below  investment  grade,
                                                but  no  lower  than  B.*/  Maximum   average
                                                duration of three years.

Lehman Brothers Strategic                       Seeks to maximize  income  without undue risk
Income Fund                                     to   principal.   The  Fund   invests   in  a
                                                diversified    portfolio   of    fixed-income
                                                instruments   of  varying   sectors,   credit
                                                quality and  maturities  and  dividend-paying
                                                equities.

MUNICIPAL FUNDS
---------------

Lehman  Brothers                                Seeks the highest  available  current  income
California Tax-Free Money Fund                  exempt from federal income tax and California
                                                state personal  income tax that is consistent
                                                with safety and liquidity.

INCOME FUNDS
------------
MUNICIPAL  FUNDS
----------------

Lehman Brothers                                 Seeks high current tax-exempt income with low
Municipal Securities Trust                      risk  to   principal   and   liquidity   and,
                                                secondarily,  total return.  The Fund invests
                                                in investment grade municipal securities with
                                                a maximum average duration of 10 years.

Lehman Brothers                                 Seeks the highest  available  current  income
National Municipal Money Fund                   exempt  from  federal   income  tax  that  is
                                                consistent  with  safety and  liquidity.  The
                                                Fund normally invests at least 80% of its net
                                                assets in high-quality, short-term securities
                                                from  municipal  issuers  around the country.
                                                The Fund  seeks to  maintain  a stable  $1.00
                                                share price.

Lehman Brothers                                 A  money  market  fund  seeking  the  highest
Municipal Money Fund                            current  income  exempt from  federal  income
                                                tax,  consistent  with safety and  liquidity.
                                                The Fund invests in high-quality,  short-term
                                                municipal securities.  It seeks to maintain a
                                                constant  purchase  and  redemption  price of
                                                $1.00.

Lehman Brothers New York                        A  money  market  fund  seeking  the  highest
Municipal Money Fund                            available  current income exempt from federal
                                                income  tax and New York  State  and New York
                                                City personal income taxes that is consistent
                                                with safety and liquidity.  The Fund normally
                                                invests  at least  80% of its net  assets  in
                                                high-quality, short-term municipal securities
                                                that  provide  income  that  is  exempt  from
                                                federal income tax and New York State and New
                                                York City  personal  income  taxes.  The Fund
                                                seeks to maintain a stable $1.00 share price.


Lehman Brothers Tax-Free                        Seeks the highest  available  current  income
Money Fund                                      exempt  from  federal  income tax and, to the
                                                extent possible, from the federal alternative
                                                minimum tax, that is  consistent  with safety
                                                and liquidity.  The Fund normally  invests at
                                                least 80% of its net assets in  high-quality,
                                                short-term  municipal  securities.  The  Fund
                                                also normally invests at least 80% of its net
                                                assets in securities the interest on which is
                                                not a preference item for federal alternative
                                                minimum  tax  purposes.  The  Fund  seeks  to
                                                maintain a stable $1.00 share price.

[*/] As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Each of the Funds, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                       ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value (All Classes)" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                       DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions it earns or realizes. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Each  Fund  normally  pays  dividends  from  net  investment  income   and
distributions of net realized capital and foreign currency gains, if any, once annually, in December.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Class of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Direct Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

      To qualify or continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes
- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and
(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If a Fund invests cash collateral received in connection with securities lending in an unregistered fund (as noted above under "Investment Information -- Cash Management and Temporary Defensive Positions"), and that unregistered fund is classified for federal tax purposes as a partnership that is not a QPTP, the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund's assets for purposes of determining the Fund's compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

      If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in each Prospectus) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Each Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that each will be able to do so.

      The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which a Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

      The rules regarding Section 1256 contracts may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the

Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      Each Fund may invest in ownership units (I.E., limited partnership interests) in MLPs, which generally are classified as partnerships for federal tax purposes. Most MLPs in which the Funds may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income to the investing Funds under the Income Requirement. If a Fund invests in an MLP that is a partnership that is not a QPTP, the net income the Fund derives therefrom will be treated for purposes of the Income Requirement in the same manner as income described in the next paragraph.

      Income that each Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) and is not a QPTP will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by that company.

      Each Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits ("REMICs") or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools ("TMPs") or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an "excess inclusion." The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service have issued a notice ("Notice") announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

      The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP's excess inclusion income under a "reasonable method," (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not "disqualified organizations" (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

      A RIC with excess inclusion income is subject to rules identical to those in clauses (2), (3) (substituting "that are nominees" for "that are not 'disqualified organizations'"), (4) (inserting "record shareholders that are" after "its"), and (5). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Each Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

      Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "short-term capital gain dividends" and "interest-related dividends," if properly designated by the Fund, will be exempt from that tax. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends a Fund pays to foreign investors, with certain exceptions, with respect to its current taxable year.

      As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), a Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.


                               FUND TRANSACTIONS

      Neuberger Berman and Lehman Brothers act as principal brokers for each Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means that Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger Berman or Lehman Brothers is capable of providing best execution. For Fund transactions of each Fund which involve securities traded on the OTC market; the Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

      [Insofar as Fund transactions of each Fund result from active management of equity securities, and insofar as Fund transactions of each Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.]

      The Funds may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Funds participate in.

      Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

COMMISSION RECAPTURE PROGRAM AND EXPENSE OFFSET ARRANGEMENT
-----------------------------------------------------------

      The Funds have entered into a commission recapture program with Citigroup Global Markets Inc., which enables each Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Funds by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. Each Fund also has an expense offset arrangement in connection with its custodian contract.


PORTFOLIO TURNOVER
------------------

      A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

PROXY VOTING
------------

      The Board of Trustees has delegated to NB Management the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, NB Management is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board of Trustees permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

      For socially responsive clients, NB Management has adopted socially responsive voting guidelines. For non-socially responsive clients, NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.


                         PORTFOLIO HOLDINGS DISCLOSURE

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

      The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable
Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

PORTFOLIO HOLDINGS DISCLOSURE PROCEDURES
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      Neither the Funds, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman ("NB Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds' shareholders. The NB Code also prohibits any person associated with the

Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

PORTFOLIO HOLDINGS APPROVED RECIPIENTS
--------------------------------------

      The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      SECURITIES LENDING AGENT. Each Fund has entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      RATING, RANKING AND RESEARCH AGENCIES. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.


                            REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has [twenty-five] separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Class A, Class C, and Institutional Class shares for certain Funds can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.


                          CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

      [Each  Fund  has  selected  [             ]  as the independent registered
public accounting firm that will audit its financial statements.]



                                 LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006-1600, as its legal counsel.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      LARGE CAP DISCIPLINED GROWTH Fund and SELECT EQUITIES Fund have not yet commenced operations as of the date of this SAI and therefore have no beneficial and record owners of more than five percent of either Fund.


                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S CORPORATE BOND RATINGS:

      Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P COMMERCIAL PAPER RATINGS:
-----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS:
---------------------------------

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN EQUITY FUNDS
                 POST-EFFECTIVE AMENDMENT NO. 128 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

ITEM 23.   EXHIBITS.

Exhibit      Description
Number
(a) (1)      Restated Certificate of Trust.  Incorporated by Reference to Post-Effective Amendment No. 82 to
             Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

    (2)      Trust Instrument Amended and Restated.  Incorporated by Reference to Post-Effective
             Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
             Filed December 30, 2005).

    (3)      Form of Amended Trust Instrument Schedule A - Listing the current series and classes of
             Neuberger Berman Equity Funds. (Filed herewith).

(b)          By-Laws of Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective
             Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
             August 30, 1995).

(c) (1)      Trust Instrument Amended and Restated of Neuberger Berman Equity Funds, Articles IV, V, and
             VI.  Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's
             Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

    (2)      By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII.  Incorporated by
             Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos.
             2-11357 and 811-582 (Filed August 30, 1995).

    (3)      Plan of Share Class Conversion with Respect to Neuberger Berman Real Estate Fund.
             Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d) (1)      (i)  Management Agreement Between Neuberger Berman Equity Funds and Neuberger
                  Berman Management Inc.  Incorporated by Reference to Post-Effective Amendment No.
                  106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                  December 19, 2003).

             (ii) Form of Amended Management Agreement Schedules listing the current series of
                  Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. (Filed herewith).

    (2)      (i)  Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger
                  Berman, LLC with respect to Neuberger Berman Equity Funds.  Incorporated by Reference
                  to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-
                  11357 and 811-582 (Filed December 19, 2003).

             (ii) Form of Amended Sub-Advisory Agreement Schedule listing the current series of
                  Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. (Filed herewith).

Exhibit      Description
Number

(e) (1)      Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Investor Class Shares.  Incorporated by Reference to Post-
             Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and
             811-582 (Filed December 19, 2003).

    (2)      Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Trust Class Shares of Genesis Fund, International Fund and
             Manhattan Fund.  Incorporated by Reference to Post-Effective Amendment No. 106 to
             Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

    (3)      (i)  Distribution and Services Agreement Between Neuberger Berman Equity Funds and
                  Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund,
                  Guardian Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and
                  Socially Responsive Fund.  Incorporated by Reference to Post-Effective Amendment No.
                  106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                  December 19, 2003).

             (ii) Amended Distribution and Services Agreement Schedule with Respect to Trust Class
                  Shares of All Cap Growth Fund, Equity Income Fund, Focus Fund, Global Real Estate
                  Fund, Guardian Fund, International Large Cap Fund, Millennium Fund, Partners Fund,
                  Premier Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, Premier
                  Energy Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund.
                  Incorporated by Reference to Post Effective Amendment No. 126 to Registrant's
                  Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 15, 2007).

    (4)      Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to Advisor Class Shares.  Incorporated by Reference to
             Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357
             and 811-582 (Filed December 19, 2003).

    (5)      Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Institutional Class Shares of the Genesis Fund.  Incorporated
             by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File
             Nos. 2-11357 and 811-582 (Filed December 19, 2003).

    (6)      (i)  Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
                  Management Inc. with Respect to International Institutional Fund.  Incorporated by
                  Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement,
                  File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

             (ii) Form of Amended Distribution Agreement Schedule with Respect to the Institutional Class
                  Shares of All Cap Growth Fund, Fasciano Fund, Focus Fund, Global Real Estate Fund,
                  Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap
                  Disciplined Growth Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate
                  Fund, Regency Fund, Select Equities Fund and Socially Responsive Fund.  (Filed
                  herewith).

    (7)      Form of Distribution and Services Agreement Between Neuberger Berman Equity Funds and
             Neuberger Berman Management Inc. with Respect to Class A Shares.  (Filed herewith).

    (8)      Form of Distribution and Services Agreement Between Neuberger Berman Equity Funds and
             Neuberger Berman Management Inc. with Respect to Class C Shares.  (Filed herewith).

(f)          Bonus or Profit Sharing Contracts.  None.

Exhibit      Description
Number

(g) (1)      Custodian Contract Between Neuberger Berman Equity Funds and State Street Bank and Trust
             Company.  Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's
             Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

    (2)      Schedule of Compensation under the Custodian Contract.  Incorporated by Reference to Post-
             Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-
             582 (Filed December 5, 1996).

(h) (1)      Transfer Agency and Service Agreement.  Incorporated by Reference to Post-Effective
             Amendment No. 116 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
             (Filed June 2, 2006).

    (2)      Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Investor Class Shares.  Incorporated by Reference to Post-
             Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and
             811-582 (Filed December 19, 2003).

    (3)      Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Advisor Class Shares.  Incorporated by Reference to Post-
             Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and
             811-582 (Filed December 19, 2003).

    (4)      Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian
             Fund, International Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund,
             Regency Fund and Socially Responsive Fund.  Incorporated by Reference to Post-Effective
             Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
             (Filed December 19, 2003).

    (5)      (i)  Administration Agreement Between Neuberger Berman Equity Funds and Neuberger
                  Berman Management Inc. with Respect to Trust Class Shares of All Cap Growth Fund and
                  International Large Cap Fund.  Incorporated by Reference to Post-Effective Amendment
                  No. 123 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                  September 1, 2006).

             (ii) Amended Administration Agreement Schedule with Respect to Trust Class Shares of All
                  Cap Growth Fund, Equity Income Fund, Global Real Estate Fund, International Large Cap,
                  Premier Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, and Premier
                  Energy Fund.  Incorporated by Reference to Post Effective Amendment No. 126 to
                  Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 15, 2007).

    (6)      Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman
             Management Inc. with Respect to Institutional Class Shares of Genesis Fund.  Incorporated by
             Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File
             Nos. 2-11357 and 811-582 (Filed December 19, 2003).

    (7)      (i)  Administration Agreement Between Neuberger Berman Equity Funds and Neuberger
                  Berman Management Inc. with Respect to Institutional Class Shares.  Incorporated by
                  Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement,
                  File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

Exhibit      Description
Number

             (ii) Form of Amended Administration Agreement Schedule with Respect to the Institutional
                  Class Shares of All Cap Growth Fund, Fasciano Fund, Focus Fund, Global Real Estate
                  Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund,
                  Large Cap Disciplined Growth Fund, Manhattan Fund, Millennium Fund, Partners Fund,
                  Real Estate Fund, Regency Fund, Select Equities Fund and Socially Responsive Fund.
                  (Filed herewith).

    (8)      Form of Administration Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to Class A Shares.  (Filed herewith).

    (9)      Form of Administration Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to Class C Shares.  (Filed herewith).

    (10)     Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to Trust Class Shares of Equity Income Fund, Premier
             Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, and Premier Energy Fund.
             Incorporated by Reference to Post-Effective Amendment No. 124 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed October 6, 2006).

    (11)     Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to the Funds and Classes listed on Schedule A of the
             Agreement.  Incorporated by Reference to Post-Effective Amendment No. 125 to Registrant's
             Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 20, 2006).

    (12)     Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger
             Berman Management Inc. with Respect to Global Real Estate Fund.  Incorporated by Reference
             to Post-Effective Amendment No. 127 to Registrant's Registration Statement, File Nos. 2-11357
             and 811-582 (Filed August 31, 2007).

    (13)     Form of Expense Limitation Agreement Between Neuberger Berman Equity Funds and
             Neuberger Berman Management Inc. with Respect to Respect to Neuberger Berman Large Cap
             Disciplined Growth Fund and Neuberger Berman Select Equities Fund.  (Filed herewith).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with Respect to Securities Matters of the Registrant.  (To be filed by subsequent amendment).

(j) Consent of Independent Registered Public Accounting Firm.  None.

(k) Financial Statements Omitted from Prospectus.  None.

(l) Letter of Investment Intent.  None.

(m) (1)   (i)  Plan Pursuant to Rule 12b-1 with Respect to Trust Class of Neuberger Berman Equity Funds.
               Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

         (ii)  Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the
               Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post Effective
               Amendment No. 126 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
               (Filed June 15, 2007).

    (2)  (i)   Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds.
               Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

Exhibit      Description
Number

         (ii)  Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the
               Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective
               Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582
              (Filed April 25, 2002).

    (3)       Form of Plan Pursuant to Rule 12b-1 with Respect to Class A Shares of Neuberger Berman
              Equity Funds.  (Filed herewith).

    (4)       Form of Plan Pursuant to Rule 12b-1 with Respect to Class C Shares of Neuberger Berman
              Equity Funds.  (Filed herewith).

(n) (1)       Plan Pursuant to Rule 18f-3.  Incorporated by Reference to Post-Effective Amendment No. 112
              to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
              2005).

    (2)       Form of Plan Pursuant to Rule 18f-3.  (Filed herewith).

(o) (1)  (i)  Power of Attorney.  Incorporated by Reference to Post-Effective Amendment No. 125 to
              Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 20, 2006).

         (ii) Powers of Attorney.  Incorporated by Reference to Post-Effective Amendment No. 127 to
              Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 31, 2007).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters.  Incorporated by
    Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357
    and 811-582 (Filed December 19, 2003).


Item 24.  Persons Controlled By Or Under Common Control With Registrant.
-------   -------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.
-------   ---------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreements, and Section 14 of the Distribution Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business And Other Connections Of Investment Advisor And Sub-Advisor.
-------    --------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------
Joseph V. Amato                        Director, NB Management since 2007; Sole Director, CEO and
Director, NB Management                President, Neuberger Berman Inc. since 2007; CEO, Neuberger Berman,
                                       LLC since 2007; Managing Director, Lehman Brothers Inc. since 1994;
                                       formerly, Co-Head of Asset Management, Neuberger Berman, LLC from 2006 to 2007.

Ann H. Benjamin                        Portfolio Manager, High Income Bond Portfolio, a series of Neuberger
Vice President, NB Management          Berman Advisers Management Trust; Portfolio Manager, Lehman
                                       Brothers High Income Bond Fund and Lehman Brothers Strategic
                                       Income Fund, each a series of Lehman Brothers Income Funds; Portfolio
                                       Manager, Neuberger Berman Income Opportunity Fund Inc.; Portfolio
                                       Manager, Lehman Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer                      Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management          of Neuberger Berman Equity Funds.

Claudia A. Brandon                     Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
Vice President/Mutual Fund Board       President, Neuberger Berman, LLC, 2002 to 2006 and Employee since
Relations and Assistant Secretary,     1999; Secretary, Neuberger Berman Advisers Management Trust;
NB Management.                         Secretary, Neuberger Berman Equity Funds; Secretary, Lehman
                                       Brothers Income Funds; Secretary, Neuberger Berman Real Estate
                                       Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal
                                       Fund Inc.; Secretary, Neuberger Berman New York Intermediate
                                       Municipal Fund Inc.; Secretary, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman Realty
                                       Income Fund Inc.; Secretary, Neuberger Berman Income Opportunity
                                       Fund Inc.; Secretary, Neuberger Berman Real Estate Securities Income
                                       Fund Inc.; Secretary, Neuberger Berman Dividend Advantage Fund Inc.;
                                       Secretary, Lehman Brothers First Trust Income Opportunity Fund;
                                       Secretary, Neuberger Berman Institutional Liquidity Series; Secretary,
                                       Lehman Brothers Institutional Liquidity Cash Management Funds;
                                       Secretary, Institutional Liquidity Trust; Secretary, Lehman Brothers
                                       Reserve Liquidity Funds; Secretary, Lehman Brothers Institutional
                                       Liquidity Funds.


NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------
Steven R. Brown                        Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman Real Estate Income Fund Inc.; Portfolio Manager,
                                       Neuberger Berman Realty Income Fund Inc.; Portfolio Manager,
                                       Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager,
                                       Neuberger Berman Real Estate Securities Income Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Dividend Advantage Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Global Real Estate Fund and Neuberger
                                       Berman Real Estate Fund, a series of Neuberger Berman Equity Funds;
                                       Portfolio Manager, Real Estate Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust; Portfolio Manager, Lehman Brothers
                                       Strategic Income Fund, a series of Lehman Brothers Income Funds.

David H. Burshtan                      Portfolio Manager, Neuberger Berman Millennium Fund, a series of
Vice President, NB Management.         Neuberger Berman Equity Funds.

Lori B. Canell                         Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman California Intermediate Municipal Fund Inc.;
                                       Portfolio Manager, Neuberger Berman Intermediate Municipal Fund
                                       Inc.; Portfolio Manager, Neuberger Berman New York Intermediate
                                       Municipal Fund Inc.; Portfolio Manager, Lehman Brothers Municipal
                                       Securities Trust, a series of Lehman Brothers Income Funds.

Robert Conti                           Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
Senior Vice President,                 Vice President of Neuberger Berman, LLC, 2003 to 2006; Vice
NB Management.                         President, Neuberger Berman, LLC, from 1999 to 2003; Vice President,
                                       Lehman Brothers Income Funds; Vice President, Neuberger Berman
                                       Equity Funds; Vice President, Neuberger Berman Advisers Management
                                       Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.;
                                       Vice President, Neuberger Berman Intermediate Municipal Fund Inc.;
                                       Vice President, Neuberger Berman New York Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger Berman California Intermediate
                                       Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income
                                       Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund
                                       Inc.; Vice President, Neuberger Berman Real Estate Securities Income
                                       Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund
                                       Inc.; Vice President, Lehman Brothers First Trust Income Opportunity
                                       Fund; Vice President, Neuberger Berman Institutional Liquidity Series;
                                       Vice President, Lehman Brothers Institutional Liquidity Cash
                                       Management Funds; Vice President, Institutional Liquidity Trust; Vice
                                       President, Lehman Brothers Reserve Liquidity Funds; Vice President,
                                       Lehman Brothers Institutional Liquidity Funds.

Robert B. Corman                       Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman Focus Fund, a series of Neuberger Berman Equity
                                       Funds.

Robert W. D'Alelio                     Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman Genesis Fund, a series of Neuberger Berman Equity
                                       Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

John E. Dugenske                       Portfolio Manager, Balanced Portfolio and Short Duration Bond
Vice President, NB Management.         Portfolio, each a series of Neuberger Berman Advisers Management
                                       Trust; Portfolio Manager, Neuberger Berman Cash Reserves, Neuberger
                                       Berman Government Money Fund and Lehman Brothers Short Duration
                                       Bond Fund, each a series of Lehman Brothers Income Funds.

Ingrid Dyott                           Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
Vice President, NB Management.         Guardian Portfolio, a series of Neuberger Berman Advisers
                                       Management Trust; Portfolio Manager, Socially Responsive Portfolio, a
                                       series of Neuberger Berman Advisers Management Trust; Associate
                                       Portfolio Manager, Neuberger Berman Guardian Fund, a series of
                                       Neuberger Berman Equity Funds; Portfolio Manager, Neuberger
                                       Berman Socially Responsive Fund, a series of Neuberger Berman Equity
                                       Funds.

Michael F. Fasciano                    Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman Fasciano Fund, a series of
                                       Neuberger Berman Equity Funds; Portfolio Manager, Fasciano
                                       Portfolio, a series of Neuberger Berman Advisers Management Trust.

Janet A. Fiorenza                      Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.         Brothers National Municipal Money Fund, Lehman Brothers New York
                                       Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                       each a series of Lehman Brothers Income Funds.

William J. Furrer                      Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.         Brothers National Municipal Money Fund, Lehman Brothers New York
                                       Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                       each a series of Lehman Brothers Income Funds.

Brian J. Gaffney                       Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,                 President, Lehman Brothers Income Funds; Vice President, Neuberger
NB Management.                         Berman Equity Funds; Vice President, Neuberger Berman Advisers
                                       Management Trust; Vice President, Neuberger Berman Real Estate
                                       Income Fund Inc.; Vice President, Neuberger Berman Intermediate
                                       Municipal Fund Inc.; Vice President, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman
                                       California Intermediate Municipal Fund Inc.; Vice President, Neuberger
                                       Berman Realty Income Fund Inc.; Vice President, Neuberger Berman
                                       Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.; Vice President, Neuberger Berman
                                       Dividend Advantage Fund Inc.; Vice President, Lehman Brothers First
                                       Trust Income Opportunity Fund; Vice President, Neuberger Berman
                                       Institutional Liquidity Series; Vice President, Lehman Brothers
                                       Institutional Liquidity Cash Management Funds; Vice President,
                                       Institutional Liquidity Trust; Vice President, Lehman Brothers Reserve
                                       Liquidity Funds; Vice President, Lehman Brothers Institutional
                                       Liquidity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------
Maxine L. Gerson                       Senior Vice President, Neuberger Berman, LLC since 2002; Deputy
Secretary and General Counsel,         General Counsel and Assistant Secretary, Neuberger Berman, LLC since
NB Management.                         2001; Chief Legal Officer, Lehman Brothers Income Funds; Chief Legal
                                       Officer, Neuberger Berman Equity Funds; Chief Legal Officer,
                                       Neuberger Berman Advisers Management Trust; Chief Legal Officer,
                                       Neuberger Berman Real Estate Income Fund Inc.; Chief Legal Officer,
                                       Neuberger Berman Intermediate Municipal Fund Inc.; Chief Legal
                                       Officer, Neuberger Berman New York Intermediate Municipal Fund
                                       Inc.; Chief Legal Officer, Neuberger Berman California Intermediate
                                       Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman Realty
                                       Income Fund Inc.; Chief Legal Officer, Neuberger Berman Income
                                       Opportunity Fund Inc.; Chief Legal Officer, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.; Chief Legal Officer, Neuberger
                                       Berman Dividend Advantage Fund Inc.; Chief Legal Officer, Lehman
                                       Brothers First Trust Income Opportunity Fund; Chief Legal Officer,
                                       Neuberger Berman Institutional Liquidity Series; Chief Legal Officer,
                                       Lehman Brothers Institutional Liquidity Cash Management Funds; Chief
                                       Legal Officer, Institutional Liquidity Trust; Chief Legal Officer,
                                       Lehman Brothers Reserve Liquidity Funds; Chief Legal Officer,
                                       Lehman Brothers Institutional Liquidity Funds.

Edward S. Grieb                        Senior Vice President and Treasurer, Neuberger Berman, LLC;
Treasurer and Chief Financial Officer, Treasurer, Neuberger Berman Inc.
NB Management.

Michael J. Hanratty                    None.
Vice President, NB Management.

Milu E. Komer                          Associate Portfolio Manager, International Portfolio, a series of
Vice President, NB Management.         Neuberger Berman Advisers Management Trust; Associate Portfolio
                                       Manager, Neuberger Berman International Fund, Neuberger Berman
                                       International Institutional Fund and Neuberger Berman International
                                       Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                     Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management.         Responsive Portfolio, each a series of Neuberger Berman Advisers
                                       Management Trust; Associate Portfolio Manager, Neuberger Berman
                                       Guardian Fund and Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.

Kelly M. Landron                       Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management Inc.     Brothers National Municipal Money Fund, Lehman Brothers New York
                                       Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                       each a series of Lehman Brothers Income Funds.

Richard S. Levine                      Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of
Vice President, NB Management.         Lehman Brothers Income Funds; Portfolio Manager, Neuberger Berman
                                       Dividend Advantage Fund Inc.

John A. Lovito                         Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of
Vice President, NB Management.         Lehman Brothers Income Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------
Arthur Moretti                         Managing Director, Neuberger Berman, LLC since June 2001; Portfolio
Vice President, NB Management.         Manager, Neuberger Berman Guardian Fund and Neuberger Berman
                                       Socially Responsive Fund, each a series of Neuberger Berman Equity
                                       Funds; Portfolio Manager, Guardian Portfolio and Socially Responsive
                                       Portfolio, each a series of Neuberger Berman Advisers Management
                                       Trust.

S. Basu Mullick                        Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman Partners Fund and Neuberger Berman Regency
                                       Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                                       Manager, Partners Portfolio and Regency Portfolio, each a series of
                                       Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                     Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management.         Portfolio Manager, Lehman Brothers First Trust Income Opportunity
                                       Fund; Portfolio Manager, Lehman Brothers Strategic Income Fund and
                                       Lehman Brothers High Income Bond Fund, each a series of Lehman
                                       Brothers Income Funds; Portfolio Manager, High Income Bond
                                       Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                      None.
Assistant Secretary, NB Management.

Elizabeth Reagan                       None.
Vice President, NB Management.

Brett S. Reiner                        Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management.         of Neuberger Berman Equity Funds.

Jack L. Rivkin                         Executive Vice President, Neuberger Berman, LLC; Executive Vice
Chairman and Director, NB              President, Neuberger Berman Inc.; President and Director, Neuberger
Management.                            Berman Real Estate Income Fund Inc; President and Director,
                                       Neuberger Berman Intermediate Municipal Fund Inc.; President and
                                       Director, Neuberger Berman New York Intermediate Municipal Fund
                                       Inc.; President and Director, Neuberger Berman California Intermediate
                                       Municipal Fund Inc.; President and Trustee, Neuberger Berman
                                       Advisers Management Trust; President and Trustee, Neuberger Berman
                                       Equity Funds; President and Trustee, Lehman Brothers Income Funds;
                                       President and Director, Neuberger Berman Realty Income Fund Inc.;
                                       President and Director, Neuberger Berman Income Opportunity Fund
                                       Inc.; President and Director, Neuberger Berman Real Estate Securities
                                       Income Fund Inc.; President, Director and Portfolio Manager, Neuberger
                                       Berman Dividend Advantage Fund Inc.; President and Trustee, Lehman
                                       Brothers First Trust Income Opportunity Fund; President and Trustee,
                                       Neuberger Berman Institutional Liquidity Series; President and Trustee,
                                       Lehman Brothers Institutional Liquidity Cash Management Funds;
                                       President and Trustee, Institutional Liquidity Trust; President and
                                       Trustee, Lehman Brothers Reserve Liquidity Funds; President and
                                       Trustee, Lehman Brothers Institutional Liquidity Funds; Portfolio
                                       Manager, Lehman Brothers Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds; Director, Dale Carnegie and Associates, Inc.
                                       since 1998; Director, Solbright, Inc. since 1998.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------
Benjamin E. Segal                      Managing Director, Neuberger Berman, LLC since November 2000,
Vice President, NB Management.         prior thereto, Vice President, Neuberger Berman, LLC; Portfolio
                                       Manager, Neuberger Berman International Fund, Neuberger Berman
                                       International Institutional Fund and Neuberger Berman International
                                       Large Cap Fund, each a series of Neuberger Berman Equity Funds;
                                       Portfolio Manager, International Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust.

Michelle B. Stein                      Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management.

Peter E. Sundman                       Executive Vice President, Neuberger Berman Inc. since 1999; Head of
President and Director,                Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and
NB Management.                         Institutional Business (1999 to October 2005); responsible for Managed
                                       Accounts Business and intermediary distribution since October 1999;
                                       Managing Director, Neuberger Berman since 2005; formerly, Executive
                                       Vice President, Neuberger Berman, 1999 to December 2005; Director
                                       and Vice President, Neuberger & Berman Agency, Inc. since 2000;
                                       Chairman of the Board, Chief Executive Officer and Trustee, Lehman
                                       Brothers Income Funds; Chairman of the Board, Chief Executive Officer
                                       and Trustee, Neuberger Berman Advisers Management Trust; Chairman
                                       of the Board, Chief Executive Officer and Trustee, Neuberger Berman
                                       Equity Funds; Chairman of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of
                                       the Board, Chief Executive Officer and Director, Neuberger Berman
                                       Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger Berman Realty Income Fund
                                       Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                       Neuberger Berman Income Opportunity Fund Inc.; Chairman of the
                                       Board, Chief Executive Officer and Director, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger Berman Dividend Advantage
                                       Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                       Lehman Brothers First Trust Income Opportunity Fund; Chairman of the
                                       Board, Chief Executive Officer and Trustee, Neuberger Berman
                                       Institutional Liquidity Series; Chairman of the Board, Chief Executive
                                       Officer and Trustee, Lehman Brothers Institutional Liquidity Cash
                                       Management Funds; Chairman of the Board, Chief Executive Officer
                                       and Trustee, Institutional Liquidity Trust; Chairman of the Board, Chief
                                       Executive Officer and Trustee, Lehman Brothers Reserve Liquidity
                                       Funds; Chairman of the Board, Chief Executive Officer and Trustee,
                                       Lehman Brothers Institutional Liquidity Funds; Trustee, College of
                                       Wooster.

Kenneth J. Turek                       Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management.         Growth Portfolio, each a series of Neuberger Berman Advisers
                                       Management Trust; Portfolio Manager, Neuberger Berman Century
                                       Fund and Neuberger Berman Manhattan Fund, each a series of
                                       Neuberger Berman Equity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Judith M. Vale                         Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.         Neuberger Berman Genesis Fund, a series of Neuberger Berman Equity
                                       Funds.
John T. Zielinsky                      Portfolio Manager, Neuberger Berman Century Fund, a series of
Vice President, NB Management.         Neuberger Berman Equity Funds.

The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
-------     -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Lehman Brothers Income Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                    POSITIONS AND OFFICES                 POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                      WITH REGISTRANT
----                ----------------                      ---------------
Joseph V. Amato     Director                              None
Ann H. Benjamin     Vice President                        None
Michael L. Bowyer   Vice President                        None
Claudia A. Brandon  Vice President/Mutual Fund Board      Secretary
                    Relations & Assistant Secretary
Steven R. Brown     Vice President                        None
David H. Burshtan   Vice President                        None
Lori B. Canell      Vice President                        None
Robert Conti        Senior Vice President                 Vice President
Robert B. Corman    Vice President                        None
Robert W. D'Alelio  Vice President                        None
John E. Dugenske    Vice President                        None
Ingrid Dyott        Vice President                        None
Michael F. Fasciano Vice President                        None
Janet A. Fiorenza   Vice President                        None
William J. Furrer   Vice President                        None
Brian J. Gaffney    Senior Vice President                 Vice President
Maxine L. Gerson    Secretary                             Chief Legal Officer (only for
                                                          purposes of sections 307 and 406
                                                          of the Sarbanes - Oxley Act of
                                                          2002)

                    POSITIONS AND OFFICES                 POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                      WITH REGISTRANT
----                ----------------                      ---------------

Edward S. Grieb     Treasurer and Chief Financial Officer None
Michael J. Hanratty Vice President                        None
Milu E. Komer       Vice President                        None
Sajjad S. Ladiwala  Vice President                        None
Richard S. Levine   Vice President                        None
John A. Lovito      Vice President                        None
Kelly M. Landron    Vice President                        None
Arthur Moretti      Vice President                        None
S. Basu Mullick     Vice President                        None
Thomas P. O'Reilly  Vice President                        None
Loraine Olavarria   Assistant Secretary                   None
Elizabeth Reagan    Vice President                        None
Brett S. Reiner     Vice President                        None
Jack L. Rivkin      Chairman and Director                 President and Trustee
Benjamin E. Segal   Vice President                        None
Michelle B. Stein   Vice President                        None
Kenneth J. Turek    Vice President                        None
Peter E. Sundman    President and Director                Chairman of the Board, Chief
                                                          Executive Officer and Trustee
Judith M. Vale      Vice President                        None
Chamaine Williams   Chief Compliance Officer              Chief Compliance Officer
John T. Zielinsky   Vice President                        None

(c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location Of Accounts And Records.
-------     --------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     ------------

None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment 128 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 3rd day of October 2007.

                                     NEUBERGER BERMAN EQUITY FUNDS

                                     By:    /s/Jack L. Rivkin
                                            ------------------------
                                     Name:  Jack L. Rivkin*
                                     Title:  President and Trustee


      Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 128 has been signed below by the following persons in the capacities and on the dates indicated.

 SIGNATURE                             TITLE                         DATE
 ---------                             -----                         ----


 /s/ Peter E. Sundman      Chairman of the Board, Chief         October 3, 2007
-------------------------  Executive Officer and Trustee
 Peter E. Sundman*

 /s/ Jack L. Rivkin            President and Trustee            October 3, 2007
-------------------------
 Jack L. Rivkin*

 /s/ John M. McGovern      Treasurer and Principal Financial    October 2, 2007
-------------------------         and Accounting Officer
 John M. McGovern

 /s/ John Cannon                      Trustee                   October 3, 2007
-------------------------
 John Cannon*

 /s/ Faith Colish                     Trustee                   October 3, 2007
-------------------------
 Faith Colish*

 /s/Martha C. Goss                    Trustee                   October 3, 2007
-------------------------
 Martha C. Goss*

 /s/ C. Anne Harvey                   Trustee                   October 3, 2007
-------------------------
 C. Anne Harvey*

 /s/ Robert A. Kavesh                 Trustee                   October 3, 2007
-------------------------
 Robert A. Kavesh*

 /s/ Michael M. Knetter               Trustee                   October 3, 2007
-------------------------
 Michael M. Knetter*

 /s/ Howard A. Mileaf                 Trustee                   October 3, 2007
-------------------------
 Howard A. Mileaf*

 /s/ George W. Morriss                Trustee                   October 3, 2007
-------------------------
 George W. Morriss*

SIGNATURE                             TITLE                          DATE
---------                             -----                          ----

 /s/ Edward I. O'Brien                Trustee                   October 3, 2007
-------------------------
 Edward I. O'Brien*

 /s/ William E. Rulon                 Trustee                   October 3, 2007
-------------------------
 William E. Rulon*

 /s/ Cornelius T. Ryan                Trustee                   October 3, 2007
-------------------------
 Cornelius T. Ryan*

 /s/ Tom D. Seip                      Trustee                   October 3, 2007
-------------------------
 Tom D. Seip*

 /s/ Candace L. Straight              Trustee                   October 3, 2007
-------------------------
 Candace L. Straight*

 /s/ Peter P. Trapp                   Trustee                   October 3, 2007
-------------------------
 Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on October 3, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 125 and No. 127 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 on December 20, 2006 and August 31, 2007, respectively.